As filed with the Securities and Exchange Commission on March 10, 1999

                                                       Registration No. 33-65818
                                                               File No. 811-7862
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                        ---
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/
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                         / / Pre-Effective Amendment No.
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                        Post-Effective Amendment No. 10                 /X/
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                                                                        ---
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY          /X/
                                   ACT OF 1940                          ---

                                                                        ---
                                Amendment No. 12                        /X/
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                        (Check appropriate box or boxes)

                               CASH RESOURCE TRUST
               (Exact name of registrant as specified in charter)

                              901 East Byrd Street
                            Richmond, Virginia 23219
                    (Address of principal executive offices)

        Registrant's Telephone Number, including Area Code (804) 782-3647
                                 ---------------

                           PAUL F. COSTELLO, President
                              901 East Byrd Street
                            Richmond, Virginia 23219
                     (Name and address of agent for service)
                                -----------------

                                    Copy to:
                           TIMOTHY W. DIGGINS, Esquire
                                  ROPES & GRAY
                             One International Place
                           Boston, Massachusetts 02110
                                 --------------



It is proposed that this filing will become effective (check appropriate box):

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   immediately upon filing pursuant to paragraph (b)
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    on [date] pursuant to paragraph (b)
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 X  60 days after filing pursuant to paragraph (a)
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    on (date) pursuant to paragraph (a)(1)
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    75 days after filing pursuant to paragraph (a)(2)
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    on (date) pursuant to paragraph (a)(2) of Rule 485
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                                      -1-

    If appropriate, check the following box:


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      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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PARTS A AND B OF THIS POST-EFFECTIVE  AMENDMENT RELATE SOLELY TO NEW CLASS A AND
CLASS S SHARES OF THE REGISTRANT. EXISTING CLASS A SHARES WILL BE REDESIGNATED AS RETAIL SHARES. ONLY PART C INFORMATION RELATING TO ANY OTHER CLASS OF SHARES OF THE REGISTRANT IS AMENDED OR SUPERSEDED HEREBY.

P R O S P E C T U S                                      May , 1999
Class A Shares



                              CASH RESOURCE TRUST

                        CASH RESOURCE MONEY MARKET FUND
                CASH RESOURCE U.S. GOVERNMENT MONEY MARKET FUND
                   CASH RESOURCE TAX-EXEMPT MONEY MARKET FUND
             CASH RESOURCE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
              CASH RESOURCE NEW YORK TAX-EXEMPT MONEY MARKET FUND
           CASH RESOURCE NORTH CAROLINA TAX-EXEMPT MONEY MARKET FUND
            CASH RESOURCE PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND
              CASH RESOURCE VIRGINIA TAX-EXEMPT MONEY MARKET FUND


     The Cash Resource Funds are designed for investors who seek current income consistent with preservation of capital and maintenance of liquidity. The Funds are diversified investment portfolios of Cash Resource Trust (the "Trust").

     An investment in the Trust is neither insured nor guaranteed by the U.S. Government. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share. Federal law permits Cash Resource California Tax-Exempt Money Market Fund, Cash Resource New York Tax-Exempt Money Market Fund, Cash Resource North Carolina Tax-Exempt Money Market Fund, Pennsylvania Tax-Exempt Money Market Fund, and Virginia Tax-Exempt Money Market Fund to invest more of their assets in the securities of a single issuer than other money market funds; as a result, an investment in those Funds may involve greater risks than an investment in other types of money market funds.

     This Prospectus explains concisely what you should know before investing in a Fund. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in the April __, 1999 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Services Company, Inc. at 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

                            ---------------------
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                EXPENSE SUMMARY


     Expenses are one of several factors to consider when investing in a Fund. The following table summarizes your maximum transaction costs from an investment in Class A Shares of each of the Funds and expenses each Fund expects to incur with respect to Class A Shares during the first year these shares are offered. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Class A Shares of each Fund over specified periods. The information presented below does not reflect any fees or charges imposed by Financial Institutions through which you may invest in the Funds.




                                                                                  CASH           CASH
                                              CASH RESOURCE      RESOURCE      CALIFORNIA      NEW YORK
                             CASH RESOURCE   U.S. GOVERNMENT    TAX-EXEMPT     TAX-EXEMPT     TAX-EXEMPT
                              MONEY MARKET     MONEY MARKET    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                  FUND             FUND            FUND           FUND           FUND
                            --------------- ----------------- -------------- -------------- -------------
SHAREHOLDER TRANSACTION
  EXPENSES
Maximum Sales Charge
  Imposed on Purchases
  (as a percentage of
  offering price) .........       5.75%            5.75%            5.75%          5.75%         5.75%
Contingent Deferred Sales
  Charge (1) ..............       None             None             None           None          None
ANNUAL FUND OPERATING
  EXPENSES (AS A
  PERCENTAGE OF AVERAGE
  NET ASSETS)
Management Fees ...........        .18%             .18%             .21%           .22%          .22%
12b-1 Fees ................       None             None             None           None          None
Other Expenses ............        .53%             .50%             .42%           .45%          .45%
                                 -----            -----            -----          -----         -----
Total Fund Operating
  Expenses ................        .71%             .68%             .63%           .67%          .67%
                                 -----            -----            -----          -----         -----




                                                     CASH RESOURCE   CASH RESOURCE   CASH RESOURCE
                                                    NORTH CAROLINA    PENNSYLVANIA     VIRGINIA
                                                      TAX-EXEMPT       TAX-EXEMPT     TAX-EXEMPT
                                                     MONEY MARKET     MONEY MARKET   MONEY MARKET
                                                         FUND             FUND           FUND
                                                   ---------------- --------------- --------------
SHAREHOLDER TRANSACTION EXPENSES                          None            None            None
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ............        5.75%           5.75%           5.75%
Contingent Deferred Sales Charge (1) .............        None            None            None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
Management Fees ..................................         .22%            .22%            .22%
12b-1 Fees .......................................        None            None            None
Other Expenses ...................................         .45%            .45%            .45%
                                                         -----           -----           -----
Total Fund Operating Expenses ....................         .67%            .67%            .67%
                                                         -----           -----           -----


-------------

(1) A contingent deferred sales charge (CDSC) of 1.00% is assessed on Class A Shares that are purchased without an initial sales charge as part of an investment of over $1 million that are redeemed within one year of purchase. A CDSC is assessed as a percentage of the lower of the original purchase price or the redemption proceeds of shares redeemed.

EXAMPLES

     Your investment of $1,000 in a Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:



                                                              1 YEAR     3 YEARS      5 YEARS     10 YEARS
                                                             --------   ---------   ----------   ---------
Cash Resource Money Market Fund ..........................      $64        $79         $ 95         $141
Cash Resource U.S. Government Money Market Fund ..........      $64        $78         $ 93         $137
Cash Resource Tax-Exempt Money Market Fund ...............      $64        $77         $ 91         $132
Cash Resource California Tax-Exempt Money Market
  Fund ...................................................      $64        $78         $ 93         $136
Cash Resource New York Tax-Exempt Money Market
  Fund ...................................................      $64        $78         $ 93         $136
Cash Resource North Carolina Tax-Exempt Money
  Market Fund ............................................      $64        $78         $ 93         $136
Cash Resource Pennsylvania Tax-Exempt Money
  Market Fund ............................................      $64        $78         $ 93         $136
Cash Resource Virginia Tax-Exempt Money Market
  Fund ...................................................      $64        $78         $ 93         $136


     The table is provided to help you understand the expenses of investing in each of the Funds and your share of the operating expenses which each of the Funds expects to incur. The Examples do not represent past or future expense levels. Actual returns and expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual annual return will vary.

                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the Money Market Fund and the U.S. Government Money Market Fund is to seek as high a rate of current income as Mentor Investment Advisors, LLC, the Funds' investment advisor ("Mentor Advisors"), believes is consistent with preservation of capital and maintenance of liquidity. The investment objective of each of the other Funds is to seek as high a rate of current income exempt from federal income tax (and, in the case of the California Tax-Exempt Money Market Fund, California personal income tax, and in the case of the New York Tax-Exempt Money Market Fund, New York State and City personal income taxes and, in the case of the North Carolina Tax-Exempt Money Market Fund, North Carolina personal income tax, or in the case of the Pennsylvania Tax-Exempt Money Market Fund, Pennsylvania personal income tax, or, in the case of the Virginia Tax-Exempt Money Market Fund, Virginia personal income tax) as Mentor Advisors, the Funds' investment advisor believes is consistent with preservation of capital and maintenance of liquidity. The Funds seek their objectives through the investment policies described below. Because each of the Funds is a money market fund, it will only invest in the types of investments described below under "Selection of Investments."


     The investment objective and policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees without a vote of the shareholders. None of the Funds is intended to be a complete investment program, and there is no assurance the Funds will achieve their objectives.



CASH RESOURCE MONEY MARKET FUND

     The Money Market Fund invests in a portfolio of high-quality money market instruments consisting exclusively of:

   o bank certificates of deposit (CD's): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

   o bankers' acceptances: negotiable drafts or bills of exchange, which have been "accepted" by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

   o prime commercial paper: high-grade, short-term obligations issued by banks, corporations, and other issuers.

   o corporate obligations: high-grade, short-term obligations other than prime commercial paper.

   o U.S. Government securities: marketable securities issued or guaranteed as to principal or interest by the U.S. Government or by its agencies or instrumentalities.

   o repurchase agreements: with respect to U.S. Treasury or U.S. Government securities.

CASH RESOURCE U.S. GOVERNMENT MONEY MARKET FUND

     The U.S. Government Money Market Fund invests exclusively in U.S. Treasury bills, notes, and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations. Certain of these obligations, including U.S. Treasury bills, notes, and bonds, mortgage participation certificates issued or guaranteed by the Government National Mortgage Association, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government securities issued by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of an instrumentality, such as Federal National Mortgage Association bonds.

     Short-term U.S. Government obligations generally are considered among the safest short-term investments. Because of their added safety, the yields available from U.S. Government obligations are generally lower than the yields available from comparable corporate debt securities. The U.S. Government guarantee of securities owned by the Fund does not guarantee the net asset value of the Fund's shares, which the Fund seeks to maintain at $1.00 per share.


CASH RESOURCE TAX-EXEMPT MONEY MARKET FUND

     The Tax-Exempt Money Market Fund invests, as a fundamental policy, at least 80% of its net assets in Tax-Exempt Securities (as described below). The Fund may invest the remainder of its assets in investments of any kind in which any of the other Funds may invest.

     The Fund will invest in only the following types of Tax-Exempt Securities:
(i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. Government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below (collectively, "Tax-Exempt Securities"). (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of Tax-Exempt Securities, the Fund may acquire stand-by commitments, which give the Fund the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the Fund but are subject to the risk that the dealer may fail to meet its obligations. The Fund does not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

     Tax-Exempt Securities are debt obligations issued by a state (including the District of Columbia), a U.S. territory or possession, or any of their political subdivisions, the interest from which is, in the opinion of bond counsel, exempt from federal income tax.

These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilities and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public purposes.

     The two principal classifications of Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of a facility.

     For purposes of the Fund's policy to invest at least 80% of its net assets in Tax-Exempt Securities, the Fund will not treat obligations as Tax-Exempt Securities for purposes of measuring compliance with such policy if they would give rise to interest income subject to federal alternative minimum tax for individuals. To the extent that the Fund invests in these securities, individual shareholders of the Fund, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Fund's distributions derived from these securities. In addition, an investment in the Fund may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

     The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting a particular state. Any reduction in the actual or perceived ability of an issuer of Tax-Exempt Securities in a particular state to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could adversely affect the values of Tax-Exempt Securities issued by others in that state as well.

     The Fund may invest without limit in high quality taxable money market instruments of any type in which the other Funds may invest at any time when Mentor Advisors believes that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of shareholders. It is impossible to predict when, or for how long, the Fund will use these alternative defensive strategies.


CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

     The California Tax-Exempt Money Market Fund will normally invest at least 80% of its assets in California Tax-Exempt Securities, which are debt obligations issued by the State of California, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and California personal income tax. (This 80% requirement is a fundamental policy of the Fund.) The Fund may invest the remainder of its assets in investments of any kind described under "Selection of Investments" below.

     California Tax-Exempt Securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilities and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term California Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public purposes.

     The two principal classifications of California Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of the facilities.

     The Fund will invest in the following types of California Tax-Exempt
Securities: (i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. Government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper;

(v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below. (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of California Tax-Exempt Securities, the Fund may acquire stand-by commitments, which give the Fund the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the Fund but are subject to the risk that the dealer may fail to meet its obligations. The Fund does not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

     The Fund will normally invest at least 80% of its assets in debt obligations the interest from which is, in the opinion of bond counsel, exempt from federal income tax and that will not give rise to interest income subject to federal alternative minimum tax for individuals. To the extent the Fund invests in these securities, individual shareholders of the Fund, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Fund's distributions derived from these securities. In addition, an investment in the Fund may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

     Since the Fund invests primarily in California Tax-Exempt Securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of California and other factors specifically affecting the ability of issuers of California Tax-Exempt Securities to meet their obligations; an investment in the Fund may as a result involve greater risk than an investment in other types of money market funds.

     The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting the State of California. Any reduction in the actual or perceived ability of an issuer of California Tax-Exempt Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely adversely affect the market value and marketability of its obligations and could adversely affect the values of California Tax-Exempt Securities issued by others as well.

     The Fund may invest in high quality taxable money market instruments at any time when Mentor Advisors believes that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interest of shareholders. These instruments may include: bank certificates of deposit, banker's acceptances, prime commercial paper, high quality short-term corporate obligations, short-term U.S. government securities or repurchase agreements, or any other securities Mentor Advisors considers consistent with such defensive strategies.



NEW YORK TAX-EXEMPT MONEY MARKET FUND

     The New York Tax-Exempt Money Market Fund will normally invest at least 80% of its assets in New York Tax-Exempt Securities, which are debt obligations issued by the State of New York, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units (or of other governmental issuers, such as U.S. territories), the interest from which is, in the opinion of bond counsel, exempt from federal income tax and New York State and City personal income taxes. (This 80% requirement is a fundamental policy of the Fund.) The Fund may invest the remainder of its assets in investments of any kind described under "Selection of Investments" below.

     New York Tax-Exempt Securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilities and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term New York Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public purposes.

     The two principal classifications of New York Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of the facilities.

     The Fund will invest in the following types of New York Tax-Exempt
Securities: (i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. Government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below. (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of New York Tax-Exempt Securities, the Fund may acquire stand-by commitments, which give the Fund the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the Fund but are subject to the risk that the dealer may fail to meet its obligations. The Fund does not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

     The Fund will normally invest at least 80% of its assets in debt obligations the interest from which is, in the opinion of bond counsel, exempt from federal income tax and that will not give rise to interest income subject to federal alternative minimum tax for individuals. To the extent the Fund invests in these securities, individual shareholders of the Fund, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Fund's distributions derived from these securities. In addition, an investment in the Fund may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

     Since the Fund invests primarily in New York Tax-Exempt Securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of New York and other factors specifically affecting the ability of issuers of New York Tax-Exempt Securities to meet their obligations; an investment in the Fund may as a result involve greater risk than an investment in other types of money market funds.

     The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting the State or City of New York. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting a particular state. Any reduction in the actual or perceived ability of an issuer of New York Tax-Exempt Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely adversely affect the market value and marketability of its obligations and could adversely affect the values of New York Tax-Exempt Securities issued by others as well.

     The Fund may invest in high quality taxable money market instruments at any time when Mentor Advisors believes that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interest of shareholders. These instruments may include: bank certificates of deposit, banker's acceptances, prime commercial paper, high quality short-term corporate obligations, short-term U.S. government securities or repurchase agreements, or any other securities Mentor Advisors considers consistent with such defensive strategies.


NORTH CAROLINA, PENNSYLVANIA, AND VIRGINIA TAX-EXEMPT MONEY MARKET FUNDS

     In this section of the prospectus, references to a "State" are, in the case of the North Carolina Tax-Exempt Money Market Fund, to the State of North Carolina, in the case of the Pennsylvania Tax-Exempt Money Market Fund, to the State of Pennsylvania, and in the case of the Virginia Tax-Exempt Money Market Fund, to the State of Virginia.



     Each of the Funds will normally invest at least 80% of its assets in State Tax-Exempt Securities. State Tax-Exempt Securities are debt obligations issued by the State, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and State personal income tax. (This 80% requirement is a fundamental policy of each Fund.) A Fund may invest the remainder of its assets in investments of any kind described under "Selection of Investments" below.


     State Tax-Exempt Securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilities and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term State Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public purposes.

     The two principal classifications of State Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of the facilities.

     A Fund will invest in the following types of State Tax-Exempt Securities:
(i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. Government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below. (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of State Tax-Exempt Securities, a Fund may acquire stand-by commitments, which give the Fund the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for a Fund but are subject to the risk that the dealer may fail to meet its obligations. The Funds do not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

     Each Fund will normally invest at least 80% of its assets in debt obligations the interest from which is, in the opinion of bond counsel, exempt from federal income tax and that will not give rise to interest income subject to federal alternative minimum tax for individuals. To the extent a Fund invests in these securities, individual shareholders of the Fund, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Fund's distributions derived from these securities. In addition, an investment in a Fund may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

     Since each Fund invests primarily in State Tax-Exempt Securities, the value of a Fund's shares may be especially affected by factors pertaining to the economy of relevant State and other factors specifically affecting the ability of issuers of State Tax-Exempt Securities to meet their obligations; an investment in a Fund may as a result involve greater risk than an investment in other types of money market funds.

     The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting the State of State. Any reduction in the actual or perceived ability of an issuer of the relevant State Tax-Exempt Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely adversely affect the market value and marketability of its obligations and could adversely affect the values of State Tax-Exempt Securities issued by others as well.

     A Fund may invest in high quality taxable money market instruments at any time when Mentor Advisors believes that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interest of shareholders. These instruments may include: bank certificates of deposit, banker's acceptances, prime commercial paper, high quality short-term corporate obligations, short-term U.S. government securities or repurchase agreements, or any other securities Mentor Advisors considers consistent with such defensive strategies.


SELECTION OF INVESTMENTS -- ALL FUNDS

     Each Fund will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk. "High-quality securities" are (i) commercial paper or other short-term obligations rated in one of the two highest short-term rating categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service), (ii) obligations rated at least AA by Standard & Poor's Ratings Service or Aa by Moody's Investors Service, Inc. at the time of investment, and (iii) unrated securities determined by Mentor Advisors to be of comparable quality. Each Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. Each of the Funds follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

     A Fund may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. Some of these securities may be supported by the right of the holders under certain circumstances to demand that a specified bank, broker-dealer, or other financial institution purchase the securities from the holders at par, or otherwise to demand on short notice payment of unpaid principal and interest on the securities. Such securities are subject to the risk that the financial institutions in question may for any reason be unwilling or unable to meet its obligation in respect of the securities, which would likely have an adverse effect on the value of the securities.

     Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, a Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Fund may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in the yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in the Funds' portfolios. The Funds will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

     The portfolio of a Fund will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Fund. The values of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. Although the Funds' investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.


DIVERSIFICATION AND CONCENTRATION POLICIES

     Each Fund is a "diversified" investment company under the Investment Company Act of 1940. This means that each Fund may invest up to 25% of its total assets in the securities of one or more issuers, and is limited with respect to the remaining portion of its assets to investing 5% or less of its total assets in the securities of any one issuer (other than the U.S. government). However, under the current rules governing money market funds, the Funds (other than the California, New York, North Carolina, Pennsylvania, and Virginia Tax-Exempt Money Market Funds) generally may not invest more than 5% of their assets in any one issuer (other than the U.S. government).

     The Money Market Fund may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulations as U.S. banks). At times when the Fund has concentrated its investments in bank obligations, the values of its portfolio securities may be especially affected by factors pertaining to the issuers of such obligations.

     Because of the relatively small number of issuers of California, New York, North Carolina, Pennsylvania, and Virginia Tax-Exempt Securities, the California, New York, North Carolina, Pennsylvania, and Virginia Tax-Exempt Funds are more likely to invest a higher percentage of their assets in the securities of a single issuer than investment companies that invest in a broader range of securities. This practice involves an increased risk of loss to a Fund if an issuer were unable to make interest or principal payments or if the market value of these securities were to decline.

     Neither the Tax-Exempt Money Market Fund, the California Tax-Exempt Money Market Fund, the New York Tax-Exempt Money Market Fund, the North Carolina Tax-Exempt Money Market Fund, the Pennsylvania Tax-Exempt Money Market Fund, nor the Virginia Tax-Exempt Money Market Fund (each, a "Tax-Exempt Fund" and collectively, the "Tax-Exempt Funds") will invest more than 25% of its total assets in any one industry. Governmental issuers of Tax-Exempt Securities or California, New York, North Carolina, Pennsylvania, or Virginia Tax-Exempt Securities are not considered part of any "industry." However, Securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

     It is nonetheless possible that a Tax-Exempt Fund may invest more than 25% of its assets in a broader segment of the Tax-Exempt Securities market (or the California, New York, North Carolina, Pennsylvania or Virginia Tax-Exempt Securities Markets, as the case may be), such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations. This would be the case only if Mentor Advisors determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political, and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all Tax-Exempt Securities in such a market segment. Each of the Tax-Exempt Funds reserves the right to invest more than 25% of its assets in industrial development bonds and private activity bonds or notes.

     The Tax-Exempt Money Market Fund also reserves the right to invest more than 25% of its assets in securities relating to any one or more states (including the District of Columbia), U.S. territories or possessions, or any of their political subdivisions. As a result of such an investment, the performance of that Fund may be especially affected by factors pertaining to the economy of the relevant state and other factors specifically affecting the ability of issuers of such securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a greater number of different states.


OTHER INVESTMENT PRACTICES

     A Fund may also engage to a limited extent in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices.

     FOREIGN INVESTMENTS. The Money Market Fund may invest in obligations of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments subject the Fund to investment risks different from those associated with domestic investments. Such risks include adverse political and economic developments in foreign countries, the imposition of withholding taxes on interest income, seizure or nationalization of foreign deposits, or the adoption of other governmental restrictions which may adversely affect the payment of principal and interest on such obligations. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the U.S. or in other foreign countries. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. In addition, foreign securities may be less liquid than U.S. securities, and foreign accounting and disclosure standards may differ from U.S. standards. Special tax considerations apply to foreign investments.


     REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. A Fund will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. Government security. Although Mentor Advisors will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, a Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that a Fund may be treated as an unsecured creditor and required to return the collateral to the other party's estate.

     SECURITIES LENDING. A Fund may lend portfolio securities to broker-dealers. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by a Fund would be made in accordance with the Fund's investment objective and policies described above.


DIVIDENDS

     The Trust determines the net income of each Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open. Each determination of a Fund's net income includes (i) all accrued interest on the Fund's investments, (ii) plus or minus all realized and unrealized gains and losses on the Fund's investments, (iii) less all accrued expenses of the Fund. Each Fund's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. A Fund will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

     DAILY DIVIDENDS. Each Fund declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders whose purchase of shares of a Fund is accepted at or before 12:00 noon on any day will receive the dividend declared by the Fund for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Fund accepts their order. A Fund's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for the immediately preceding month will be paid on the fifteenth day of each calendar month (or, if that day is not a business day, on the next business day), except that a Fund's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder who withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of the withdrawal. Since the net income of each Fund is declared as a dividend each time it is determined, the net asset value per share of each Fund normally remains at $1 per share immediately after each determination and dividend declaration.

     You can choose from two distribution options: (1) automatically reinvest all distributions from a Fund in additional Class A shares of that Fund; or (2) receive all distributions in cash. If you wish to change your distribution option, you should contact your Financial Institution (as defined below), who will be responsible for forwarding the necessary instructions to the Trust's transfer agent, Investors Fiduciary Trust Company ("IFTC"). If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions in additional shares of a Fund promptly following the month in which the reinvestment occurs.


TAX INFORMATION

     FEDERAL TAXES. Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal income taxes on income (and gains, if any) it distributes to shareholders. Each Fund will distribute substantially all of its net ordinary income (and net capital gains, if any) on a current basis.

     Dividends paid by a Fund that are derived from exempt-interest income (known as "exempt-interest dividends") and that are designated as such may be treated by the Fund's shareholders as items of interest excludable from their federal gross income. (Shareholders should consult their own tax adviser with respect to whether exempt-interest dividends would be excludable from gross income if the shareholder were treated as a "substantial user" of facilities financed by an obligation held by a Tax-Exempt Fund or a "related person" to such a user under the Internal Revenue Code.) If a shareholder receives an exempt-interest dividend with respect to any share held for six months or less, any loss on the sale or exchange of that share will be disallowed to the extent of the amount of the exempt-interest dividend. To the extent dividends paid to shareholders are derived from taxable income (for example, from interest on certificates of deposit) or from gains, such dividends will be subject to federal income tax, whether they are paid in the form of cash or additional shares.

     If a Fund holds certain "private activity bonds" ("industrial development bonds" under prior law), dividends derived from interest on such obligations will be classified as an item of tax preference which could subject certain shareholders to alternative minimum tax liability. Corporate shareholders must also take all exempt-interest dividends into account in determining "adjusted current earnings" for purposes of calculating their alternative minimum tax liability.

     Shareholders receiving Social Security benefits or Railroad Retirement Act benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. Early in each year your Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

STATE TAXES

     CALIFORNIA TAX-EXEMPT MONEY MARKET FUND. To the extent exempt-interest dividends are derived from interest on California Tax-Exempt Securities, such distributions will be exempt from California personal income tax (but not from California franchise and corporate income tax). For California tax purposes, distributions derived from investments in other than (i) California Tax-Exempt Securities and (ii) obligations of the United States (or other obligations) which pay interest exempt from California personal income taxation when held by an individual will be taxable as ordinary income or as long-term capital gain, whether paid in cash or reinvested in additional shares. Interest derived from California Tax-Exempt Securities is not subject to the California alternative minimum tax on individuals, and California personal income tax does not apply to any portion of Social Security or railroad retirement benefits. Interest on indebtedness incurred or continued to purchase or carry the Fund's shares generally will not be deductible for California personal income tax purposes. An investment in the Fund may result in liability for state and/or local taxes for shareholders subject to tax by states other than California.

     NEW YORK TAX-EXEMPT MONEY MARKET FUND. To the extent exempt- interest dividends are derived from interest on New York Tax-Exempt Securities, such distributions will be exempt from New York State and New York City personal income taxes. However, an investment in the Fund may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City, because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on dividends received from the Fund. In addition, distributions derived from interest on tax-exempt securities other than New York Tax Exempt Securities will be treated as taxable ordinary income for purposes of the New York State and New York City personal income taxes.

     Exempt-interest dividends, including those derived from New York Tax-Exempt Securities, are included in a corporation's net investment income for purposes of calculating such corporation's New York State corporate franchise tax and New York City general corporation tax and will be subject to such taxes to the extent that a corporation's net investment income is allocated to New York State and/or New York City.

     All or a portion of interest on indebtedness incurred or continued to purchase or carry the Fund's shares generally will not be deductible for New York State and New York City personal income tax purposes.

     For New York State and City personal income tax purposes, distributions of net long-term gains will be taxable at the same rates as ordinary income.

     NORTH CAROLINA TAX-EXEMPT MONEY MARKET FUND. To the extent exempt-interest dividends are derived from interest on North Carolina Tax-Exempt Securities, such distributions will be exempt from North Carolina personal income tax (but not from North Carolina franchise and corporate income tax). For North Carolina tax purposes, distributions derived from investments in other than (i) North Carolina Tax-Exempt Securities and (ii) obligations of the United States (or other obligations) which pay interest exempt from North Carolina personal income taxation when held by an individual will be taxable as ordinary income or as long-term capital gain, whether paid in cash or reinvested in additional shares. Interest derived from North Carolina Tax-Exempt Securities is not subject to the North Carolina alternative minimum tax on individuals, and North Carolina personal income tax does not apply to any portion of Social Security or railroad retirement benefits. Interest on indebtedness incurred or continued to purchase or carry the Fund's shares generally will not be deductible for North Carolina personal income tax purposes. An investment in the Fund may result in liability for state and/or local taxes for shareholders subject to tax by states other than North Carolina.

     PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND. Distributions paid by the Pennsylvania Fund will not be subject to the Pennsylvania personal income tax or to the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by the Pennsylvania fund from its investments in Pennsylvania Tax-Exempt Securities and obligations of the United States, its territories and certain of its agencies and instrumentalities. Distributions by the Pennsylvania Fund to a Pennsylvania resident that attributable to other sources may be subject to the Pennsylvania personal income tax and (for residents of Philadelphia) to the Philadelphia School District investment net income tax whether paid in cash or reinvested in additional shares. Distributions paid by the Pennsylvania fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax.


     Individual shareholders of the Pennsylvania fund who are subject to the personal property taxes levied by certain Pennsylvania counties, cities and school districts will be exempt from such tax on their shares of the Pennsylvania fund to the extent that the Pennsylvania fund's portfolio consists of tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities. Corporations are not subject to Pennsylvania personal property taxes.


     VIRGINIA TAX-EXEMPT MONEY MARKET FUND. To the extent exempt-interest dividends are derived from interest on Virginia Tax-Exempt Securities, such distributions will be exempt from Virginia personal income tax (but not from Virginia franchise and corporate income tax). For Virginia tax purposes, distributions derived from investments in other than (i) Virginia Tax-Exempt Securities and (ii) obligations of the United States (or other obligations) which pay interest exempt from Virginia personal income taxation when held by an individual will be taxable as ordinary income or as long-term capital gain, whether paid in cash or reinvested in additional shares. Interest derived from Virginia Tax-Exempt Securities is not subject to the Virginia alternative minimum tax on individuals, and Virginia personal income tax does not apply to any portion of Social Security or railroad retirement benefits. Interest on indebtedness incurred or continued to purchase or carry the Fund's shares generally will not be deductible for Virginia personal income tax purposes. An investment in the Fund may result in liability for state and/or local taxes for shareholders subject to tax by states other than Virginia.


     GENERAL. The foregoing is a summary of certain federal, California, New York State and New York City, North Carolina, Pennsylvania, and Virginia income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in each Fund on your particular tax situation.



BUYING AND SELLING SHARES OF THE FUNDS


     HOW TO BUY SHARES. Class A shares of each Fund are sold through a number of selected financial institutions, such as investment dealers and banks (each a "Financial Institution"). The Trust offers Class A shares of each Fund continuously at the net asset value ($1.00) plus a sales charge. The Fund receives the net asset value. The sales charge varies depending on the size of your purchase and is allocated between your investment dealer and Mentor Distributors. The current sales charges for all the Funds are:





                                           SALES CHARGE             SALES CHARGE
                                               AS A                     AS A
                                           PERCENTAGE OF            PERCENTAGE OF          DEALER
                                       PUBLIC OFFERING PRICE     NET AMOUNT INVESTED     COMMISSION*
                                      -----------------------   ---------------------   ------------
Less than $50,000.........................   5.57%                     6.10%                   5.00%
$50,000 but less than $100,000............   4.75%                     4.99%                   4.00%
$100,000 but less than $250,000...........   3.75%                     3.90%                   3.00%
$250,000 but less than $500,000...........   3.00%                     3.09%                   2.50%
$500,000 but less than $1 million.........   2.00%                     2.04%                   1.75%
$1 million or more........................      0%                        0%                (see below)



-------------
* At the discretion of Mentor Distributors, the entire sales charge may at times be reallowed to dealers. The Staff of the Securities and Exchange Commission has indicated that dealers who receive more than 90% of the sales charge may be considered to be underwriters.

     There is no initial sales charge on purchases of Class A shares of $1 million or more. However, a CDSC of 1.00% is imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost and current net asset value. A CDSC is also imposed on any shares purchased without a sales charge as part of a purchase of shares of $1 million or more under a purchase accumulation plan. Contact Mentor Services Company, Inc. ("Mentor Services Company"), 901 East Byrd Street, Richmond, Virginia 23219, for more information. Mentor Services Company's telephone number is 1-800-869-6042.

     You may be eligible to buy Class A shares at reduced sales charges. Consult your investment dealer or Mentor Services Company for details about Quantity Discounts and Accumulated Purchases, Letters of Intent, the Reinvestment Privilege, Concurrent Purchases, and the Automatic Investment Plan. Descriptions are also included in the New

Account Form or are available from Mentor Services Company. Shares may be sold at net asset value to certain categories of investors, including to shareholders of other investment companies who invest in Mentor Funds in response to certain promotional activities, and the CDSC may be waived under certain circumstances. The sales charges shown above will not apply to shares purchased by you if you purchase shares through EVEREN Securities, Inc. with the proceeds received by you within the preceding 90 days from the sale of shares of most non-Mentor investment companies and, to the extent permitted by applicable law, real estate investment trusts. No CDSC will apply to these purchases. EVEREN Securities, Inc., Mentor Distributors, Mentor Services Company, or their affiliates may compensate your investment dealer in connection with any such purchase, in an amount equal to a percentage of the purchase price of the shares. The amount of such compensation, and the portion paid by Mentor Distributors, Mentor Services Company, or their affiliates, will vary from time to time. Sales charges may similarly not apply to shares purchased through financial institutions affiliated with Mentor Investment Group or other financial institutions that have made arrangements with Mentor Distributors. Contact your financial institution or Mentor Services Company for more information.

     The Trust determines the net asset value of each Fund twice each day, as of 12:00 noon and as of the close of regular trading on the Exchange. Your Financial Institution is responsible for forwarding any necessary documentation to IFTC. There is no minimum investment required for any of the Funds.


     Because each Fund seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. Investments which are accepted at or before 12:00 noon will be invested at the net asset value determined at that time; investments accepted after 12:00 noon will receive the net asset value determined at the close of regular trading on the Exchange. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Trust at its designated bank. When payment in Same Day Funds is available to the Trust, the Trust will accept the order to purchase shares at the net asset value next determined.

     If you are considering redeeming shares or transferring shares to another person shortly after purchase, you should pay for those shares with wired Same Day Funds or a certified check to avoid any delay in redemption or transfer. Otherwise, the Trust may delay payment for shares until the purchase price of those shares has been collected which may be up to 15 calendar days after the purchase date.


     The Funds may refuse any order to buy shares.


     HOW TO SELL SHARES. You can redeem your Fund shares through your Financial Institution any day the Exchange is open, or you may redeem your shares by check or by mail. Redemption will be effected at the net asset value per share of the Fund next determined after receipt of the redemption request in good order. The Trust must receive your properly completed purchase documentation before you may sell shares.

     SELLING SHARES THROUGH YOUR FINANCIAL INSTITUTION. You may redeem your shares through your Financial Institution. Your Financial Institution is responsible for delivering your redemption request and all necessary documentation to the Trust, and may charge you for its services (including, for example, charges relating to the wiring of funds). Your Financial Institution may accept your redemption instructions by telephone. Consult your Financial Institution.


     SELLING SHARES BY CHECK. If you would like the ability to write checks against your investment in a Fund, you should provide the necessary documentation to your Financial Institution and complete the signature card which you may obtain by calling your Financial Institution or your Fund. When a Fund receives your properly completed documentation and card, you will receive checks drawn on your Fund account and payable through the Fund's designated bank. These checks may be made payable to the order of any person. You will continue to earn dividends until the check clears. When a check is presented for payment, a sufficient number of full and fractional shares of the Fund in your account will be redeemed to cover the amount of the check. Your Financial Institution may limit the availability of the check-writing privilege or assess certain fees in connection with the checkwriting privilege.

     Shareholders using Trust checks are subject to the Trust's designated bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, although one may be imposed in the future. Shareholders would be notified in advance of the imposition of any such charge. (In addition, if you deplete your original check supply, there may be a charge to order additional checks.) You should make sure that there are sufficient shares in your account to cover the amount of the check drawn. If there is an insufficient number of shares in the account, the check will be dishonored and returned, and no shares will be redeemed. Because dividends declared on shares held in your account and prior withdrawals may cause the value of your account to change, it is impossible to determine in advance your account's total value. Accordingly, you should not write a check for the entire value of your account or close your account by writing a check. A shareholder may revoke check-writing authorization by written notice to IFTC.

     SELLING SHARES BY MAIL. You may also sell shares of a Fund by sending a written withdrawal request to your Financial Institution. You must sign the withdrawal request and include a stock power with signature(s) guaranteed by a bank, broker/dealer, or certain other financial institutions.

     A Fund generally sends you payment for your shares the business day after your request is received in good order. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities law.

                            HOW TO EXCHANGE SHARES


     You can exchange your shares in any Fund for Class A shares of any other mutual fund in the Mentor Family of Funds at net asset value, except as described below. If you request an exchange through your Financial Institution, your Financial Institution will be responsible for forwarding the necessary documentation to IFTC. Exchange Authorization Forms are available from your Financial Institution or Mentor Services Company. For federal income tax purposes, an exchange is treated as a sale of shares and may result in a capital gain or loss. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Consult your Financial Institution or Mentor Services Company before requesting an exchange.



FINANCIAL INSTITUTIONS

     Financial Institutions provide varying arrangements for their clients with respect to the purchase and redemption of Trust shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. When you effect transactions with a Fund (including among other things the purchase, redemption, or exchange of Fund shares) through a Financial Institution, the Financial Institution, and not the Fund, will be responsible for taking all steps, and furnishing all necessary documentation, to effect such transactions. Financial Institutions have the responsibility to deliver purchase and redemption requests to a Fund promptly. Some Financial Institutions may establish minimum investment requirements with respect to a Fund. They may also establish and charge fees and other amounts to their client for their services. Certain privileges, such as the check writing privilege or reinvestment options, may not be available through certain Financial Institutions or they may be available only under certain conditions. If your Financial Institution holds your investment in a Fund in its own name, then your Financial Institution will be the shareholder of record in respect of that investment; your ability to take advantage of any investment options or services of the Fund will depend on whether, and to what extent, your Financial Institution is willing to take advantage of them on your behalf. Financial Institutions, including Wheat, First Securities, Inc., a subsidiary of Wheat First Butcher Singer, Inc., First Union Brokerage Service ("FUBS"), and EVEREN Securities, Inc. ("EVEREN"), may charge fees to or impose restrictions on your shareholder account. Consult your Financial Institution for information about any fees or restrictions or for further information concerning its services.

                                  MANAGEMENT

     The Trustees are responsible for generally overseeing the conduct of the Trust's business. Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as investment adviser to each of the Funds, providing investment advisory services and advising and assisting the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Trustees. Subject to such policies as the Trustees may determine, Mentor Advisors furnishes a continuing investment program for the Funds and makes investment decisions on their behalf.

     Mentor Advisors has over $14 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group"), and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $234 billion in assets and $17 billion in total stockholders' equity as of December 31, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and will acquire additional ownership (possibly in excess of an addtional 20%) as of March 31, 1999, based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.


     Each Fund pays management fees to Mentor Advisors monthly at the following annual rates (based on the average daily net assets of the Portfolio): 0.22% of the first $500 million of the Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion. For purposes of determining the annual rate at which management fees are payable by the Funds, certain Funds' assets will be considered to include the assets of similar Portfolios of Mentor Funds, as follows: in the case of the Money Market Fund, Mentor Money Market Portfolio; in the case of the U.S. Government Money Market Fund, Mentor U.S. Government Money Market Portfolio; and in the case of the Tax-Exempt Money Market Fund, Mentor Tax-Exempt Money Market Fund. Each of those Portfolios is managed by Mentor Advisors and is a series of shares of Mentor Funds.


     The Funds pay all expenses not assumed by Mentor Advisors, including Trustees' fees, auditing, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under their Distribution Plans. General expenses of the Trust will be charged to the assets of each Fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund. Expenses directly charged or attributable to a Fund will be paid from the assets of that Fund.

     Mentor Advisors places all orders for purchases and sales of the investments of each Fund. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Mentor Advisors may consider sales of shares of the Funds (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers.

     The Funds receive services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

     ADMINISTRATIVE SERVICES. Mentor Investment Group, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, provides each Fund with certain administrative personnel and services necessary to operate each Fund, such as bookkeeping and accounting services. Mentor Investment Group provides these services to each of the Funds at an annual rate of 0.02% of the Fund's average daily net assets.


     SHAREHOLDER SERVICING PLAN. The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to Class A shares of each Fund. Under the Service Plan, financial institutions will enter into shareholder service agreements with Mentor Distributors to provide administrative support services to their customers who are Fund shareholders. In return for providing these support services, a financial institution may receive payments at a rate not exceeding 0.25% of the average daily net assets of the Class A shares of a Fund. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Funds; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request.

     In addition to receiving payments under the Service Plan, financial institutions may be compensated by Mentor Advisors or by Mentor Investment Group, or affiliates thereof, for providing administrative support services to holders of Class A shares of the Funds. These payments will be made directly by Mentor Advisors and/or Mentor Investment Group, or their affiliates, and will not be made from the assets of any of the Funds.



DISTRIBUTION SERVICES


     Mentor Distributors, LLC ("Mentor Distributors"), 3435 Stelzer Road, Columbus, Ohio 43219, is the distributor of the Funds' shares. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc.

HOW A FUND'S PERFORMANCE IS CALCULATED

     Yield and effective yield data may from time to time be included in advertisements about the Class A Shares of the Funds. "Yield" is calculated by dividing a Fund's annualized net investment income per Class A Share during a recent seven-day period by the net asset value per share on the last day of that period. "Effective yield" compounds that yield for a year and is, for that reason, greater than a Fund's yield. "Tax-equivalent" yield shows the effect on performance of the tax-exempt status of distributions received from a Tax-Exempt Fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equivalent to the Fund's tax-exempt yield. Quotations of yield for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Fund's performance may be compared to various indices. See the Statement of Additional Information.

     All data is based on a Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio, and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.


                              GENERAL INFORMATION

     Cash Resource Trust is a Massachusetts business trust organized on June 14, 1993. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into five series of shares. Under the Agreement and Declaration of Trust, a Fund's shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights and privileges as the Trustees may determine.


     Each Fund's shares are currently divided into three classes, Class A Shares, which are offered by this Prospectus, Retail Shares, and Class S Shares. Retail Shares and Class S shares are sold without an initial sales charge and are are subject to 12b-1 fees, and Class S Shares are subject to Shareholder Service fees. Both Retail and Class S shares may be subject to different expenses of other types. Differences in expenses between the classes will affect performance. Contact Mentor Services Company at 1-800-869-6042 for information concerning Retail and Class S shares of a Fund and your eligibility to purchase those shares.

     Each share has one vote, with fractional shares voting proportionally. Shares of each Fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if a Fund were liquidated, would receive the net assets of the Fund. The Trust may suspend the sale of shares of any Fund at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     Investors Fiduciary Trust Company, located at 127 West 10th Street, Kansas City, Missouri 64105, is the transfer agent and dividend-paying agent for the Trust. IFTC engages at its own expense certain Financial Institutions, including Wheat, First Securities, Inc. and EVEREN, to perform bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts.

     There is presently no maximum or minimum share ownership requirement, but the Trustees may establish either at any time, which could apply to both present and future shareholders.

     The Trust may send a single copy of shareholder reports and communications to an address where there is more than one registered shareholder with the same last name, unless a shareholder at that address requests, by calling or writing his Financial Institution or Mentor Services Company, that the Trust do otherwise.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

         ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE TRUST IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.













                              CASH RESOURCE TRUST
                             901 East Byrd Street
                              Richmond, VA 23219
                                (800) 869-6042




                         1999 MENTOR DISTRIBUTORS, LLC





CPAA 040

                                 [MENTOR LOGO]




                              CASH RESOURCE TRUST
                        CASH RESOURCE MONEY MARKET FUND
                CASH RESOURCE U.S. GOVERNMENT MONEY MARKET FUND

                  CASH RESOURCE TAX-EXEMPT MONEY MARKET FUND

             CASH RESOURCE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

              CASH RESOURCE NEW YORK TAX-EXEMPT MONEY MARKET FUND

               NORTH CAROLINA TAX-EXEMPT MONEY MARKET PORTFOLIO

                PENNSYLVANIA TAX-EXEMPT MONEY MARKET PORTFOLIO

                           VIRGINIA TAX-EXEMPT MONEY
                               MARKET PORTFOLIO



                        -------------------------------
                                  PROSPECTUS
                                 CLASS A SHARES
                       -------------------------------

                                 May   , 1999



                                 [EVEREN LOGO]

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

         ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE TRUST IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.











                              CASH RESOURCE TRUST
                             901 East Byrd Street
                              Richmond, VA 23219
                                (800) 869-6042




                         1999 MENTOR DISTRIBUTORS, LLC


                SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE



                              CASH RESOURCE TRUST

                        CASH RESOURCE MONEY MARKET FUND
                CASH RESOURCE U.S. GOVERNMENT MONEY MARKET FUND

                  CASH RESOURCE TAX-EXEMPT MONEY MARKET FUND

             CASH RESOURCE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

              CASH RESOURCE NEW YORK TAX-EXEMPT MONEY MARKET FUND


               NORTH CAROLINA TAX-EXEMPT MONEY MARKET PORTFOLIO

                PENNSYLVANIA TAX-EXEMPT MONEY MARKET PORTFOLIO

                           VIRGINIA TAX-EXEMPT MONEY
                               MARKET PORTFOLIO




                        -------------------------------
                                   PROSPECTUS
                                CLASS A SHARES
                       -------------------------------

                                  May   , 1999





                                 [MENTOR LOGO]

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

         ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE TRUST IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.













                              CASH RESOURCE TRUST
                             901 East Byrd Street
                              Richmond, VA 23219
                                (800) 869-6042




                         1999 MENTOR DISTRIBUTORS, LLC





MK 1341

                                 [MENTOR LOGO]






                              CASH RESOURCE TRUST

                        CASH RESOURCE MONEY MARKET FUND
                CASH RESOURCE U.S. GOVERNMENT MONEY MARKET FUND

                  CASH RESOURCE TAX-EXEMPT MONEY MARKET FUND

             CASH RESOURCE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

              CASH RESOURCE NEW YORK TAX-EXEMPT MONEY MARKET FUND


               NORTH CAROLINA TAX-EXEMPT MONEY MARKET PORTFOLIO

                PENNSYLVANIA TAX-EXEMPT MONEY MARKET PORTFOLIO

                           VIRGINIA TAX-EXEMPT MONEY
                               MARKET PORTFOLIO

                        -------------------------------
                                   PROSPECTUS
                                CLASS A SHARES
                       -------------------------------

                                  May   , 1999



                            [WHEAT FIRST UNION LOGO]







                SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

Wheat First Union is a division of Wheat First Securities, Inc., a registered broker/dealer, Member New York Stock Exchange and SIPC, and a separate non-bank affiliate of First Union Corporation

P R O S P E C T U S                                      May , 1999
Class S Shares



                              CASH RESOURCE TRUST

                        CASH RESOURCE MONEY MARKET FUND
                CASH RESOURCE U.S. GOVERNMENT MONEY MARKET FUND
                   CASH RESOURCE TAX-EXEMPT MONEY MARKET FUND
             CASH RESOURCE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
              CASH RESOURCE NEW YORK TAX-EXEMPT MONEY MARKET FUND
           CASH RESOURCE NORTH CAROLINA TAX-EXEMPT MONEY MARKET FUND
            CASH RESOURCE PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND
              CASH RESOURCE VIRGINIA TAX-EXEMPT MONEY MARKET FUND


     The Cash Resource Funds are designed for investors who seek current income consistent with preservation of capital and maintenance of liquidity. The Funds are diversified investment portfolios of Cash Resource Trust (the "Trust").

     An investment in the Trust is neither insured nor guaranteed by the U.S. Government. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share. Federal law permits Cash Resource California Tax-Exempt Money Market Fund, Cash Resource New York Tax-Exempt Money Market Fund, Cash Resource North Carolina Tax-Exempt Money Market Fund, Pennsylvania Tax-Exempt Money Market Fund, and Virginia Tax-Exempt Money Market Fund to invest more of their assets in the securities of a single issuer than other money market funds; as a result, an investment in those Funds may involve greater risks than an investment in other types of money market funds.

     This Prospectus explains concisely what you should know before investing in a Fund. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in the April __, 1999 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Services Company, Inc. at 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.
                            ---------------------
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                EXPENSE SUMMARY


     Expenses are one of several factors to consider when investing in a Fund. The following table summarizes your maximum transaction costs from an investment in Class S Shares of each of the Funds and expenses each Fund expects to incur with respect to Class S Shares during the first year these shares are offered. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Class S Shares of each Fund over specified periods. The information presented below does not reflect any fees or charges imposed by Financial Institutions through which you may invest in the Funds.






                                                                                CASH           CASH
                                            CASH RESOURCE      RESOURCE      CALIFORNIA      NEW YORK
                           CASH RESOURCE   U.S. GOVERNMENT    TAX-EXEMPT     TAX-EXEMPT     TAX-EXEMPT
                            MONEY MARKET     MONEY MARKET    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                FUND             FUND            FUND           FUND           FUND
                          --------------- ----------------- -------------- -------------- -------------
SHAREHOLDER TRANSACTION
  EXPENSES                     None             None             None           None          None
ANNUAL FUND OPERATING
  EXPENSES (AS A
  PERCENTAGE OF AVERAGE
  NET ASSETS)
Management Fees .........        .18%             .18%            .21%           .22%          .22%
12b-1 Fees ..............        .38%             .38%            .33%           .33%          .38%*
Other Expenses ..........        .48%             .45%            .37%           .40%          .40%
                               -----            -----            ----           ----          ----
Total Fund Operating
  Expenses ..............       1.04%            1.01%            .91%           .95%         1.00%*
                               -----            -----            ----           ----         -----




                                                     CASH RESOURCE   CASH RESOURCE   CASH RESOURCE
                                                    NORTH CAROLINA    PENNSYLVANIA     VIRGINIA
                                                      TAX-EXEMPT       TAX-EXEMPT     TAX-EXEMPT
                                                     MONEY MARKET     MONEY MARKET   MONEY MARKET
                                                         FUND             FUND           FUND
                                                   ---------------- --------------- --------------
SHAREHOLDER TRANSACTION EXPENSES                         None            None            None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
Management Fees ..................................        .22%             .22%           .22%
12b-1 Fees .......................................        .33%             .33%           .33%
Other Expenses ...................................        .40%             .40%           .40%
                                                         ----            -----           ----
Total Fund Operating Expenses ....................        .95%             .95%           .95%
                                                         ----            -----           ----



-------------
* relecting expense limitation

EXAMPLES

     Your investment of $1,000 in a Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:



                                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                             --------   ---------   ---------   ---------
Cash Resource Money Market Fund ..........................      $11        $33      $57         $127
Cash Resource U.S. Government Money Market Fund ..........      $10        $32      $56         $124
Cash Resource Tax-Exempt Money Market Fund ...............      $ 9        $29      $50         $112
Cash Resource California Tax-Exempt Money Market
  Fund ...................................................      $10        $30      $53         $117
Cash Resource New York Tax-Exempt Money Market
  Fund ...................................................      $10        $32      $55         $122
Cash Resource North Carolina Tax-Exempt Money
  Market Fund ............................................      $10        $30      $53         $117
Cash Resource Pennsylvania Tax-Exempt Money
  Market Fund ............................................      $10        $30      $53         $117
Cash Resource Virginia Tax-Exempt Money Market
  Fund ...................................................      $10        $30      $53         $117


     The table is provided to help you understand the expenses of investing in each of the Funds and your share of the operating expenses which each of the Funds expects to incur. Expenses shown for the New York Tax-Exempt Money Market Fund reflect expense limitations currently in effect. In the absence of such limitations, 12b-1 Fees and Total Fund Operating Expenses would be .50% and
 .92%, respectively, for the New York Tax-Exempt Money Market Fund. The Examples do not represent past or future expense levels. Actual returns and expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual annual return will vary. Because of the 12b-1 fees payable by the Funds, long-term shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc.

                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the Money Market Fund and the U.S. Government Money Market Fund is to seek as high a rate of current income as Mentor Investment Advisors, LLC, the Funds' investment advisor ("Mentor Advisors"), believes is consistent with preservation of capital and maintenance of liquidity. The investment objective of each of the other Funds is to seek as high a rate of current income exempt from federal income tax (and, in the case of the California Tax-Exempt Money Market Fund, California personal income tax, and, in the case of the New York Tax-Exempt Money Market Fund, New York State and City personal income taxes and, in the case of the North Carolina Tax-Exempt Money Market Fund, North Carolina personal income tax, or in the case of the Pennsylvania Tax-Exempt Money Market Fund, Pennsylvania personal income tax, or, in the case of the Virginia Tax-Exempt Money Market Fund, Virginia personal income tax) as Mentor Advisors, the Funds' investment advisor believes is consistent with preservation of capital and maintenance of liquidity. The Funds seek their objectives through the investment policies described below. Because each of the Funds is a money market fund, it will only invest in the types of investments described below under "Selection of Investments."


     The investment objective and policies of each Fund may, unless otherwise specifically stated, be changed by the Trustees without a vote of the shareholders. None of the Funds is intended to be a complete investment program, and there is no assurance the Funds will achieve their objectives.



CASH RESOURCE MONEY MARKET FUND

     The Money Market Fund invests in a portfolio of high-quality money market instruments consisting exclusively of:

    o bank certificates of deposit (CD's): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

    o bankers' acceptances: negotiable drafts or bills of exchange, which have been "accepted" by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

    o prime commercial paper: high-grade, short-term obligations issued by banks, corporations, and other issuers.

    o corporate obligations: high-grade, short-term obligations other than prime commercial paper.

    o U.S. Government securities: marketable securities issued or guaranteed as to principal or interest by the U.S. Government or by its agencies or instrumentalities.

    o repurchase agreements: with respect to U.S. Treasury or U.S. Government securities.

CASH RESOURCE U.S. GOVERNMENT MONEY MARKET FUND

     The U.S. Government Money Market Fund invests exclusively in U.S. Treasury bills, notes, and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations. Certain of these obligations, including U.S. Treasury bills, notes, and bonds, mortgage participation certificates issued or guaranteed by the Government National Mortgage Association, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government securities issued by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of an instrumentality, such as Federal National Mortgage Association bonds.

     Short-term U.S. Government obligations generally are considered among the safest short-term investments. Because of their added safety, the yields available from U.S. Government obligations are generally lower than the yields available from comparable corporate debt securities. The U.S. Government guarantee of securities owned by the Fund does not guarantee the net asset value of the Fund's shares, which the Fund seeks to maintain at $1.00 per share.


CASH RESOURCE TAX-EXEMPT MONEY MARKET FUND

     The Tax-Exempt Money Market Fund invests, as a fundamental policy, at least 80% of its net assets in Tax-Exempt Securities (as described below). The Fund may invest the remainder of its assets in investments of any kind in which any of the other Funds may invest.

     The Fund will invest in only the following types of Tax-Exempt Securities:
(i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. Government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below (collectively, "Tax-Exempt Securities"). (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of Tax-Exempt Securities, the Fund may acquire stand-by commitments, which give the Fund the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the Fund but are subject to the risk that the dealer may fail to meet its obligations. The Fund does not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

     Tax-Exempt Securities are debt obligations issued by a state (including the District of Columbia), a U.S. territory or possession, or any of their political subdivisions, the interest from which is, in the opinion of bond counsel, exempt from federal income tax.

These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilities and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public purposes.

     The two principal classifications of Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of a facility.

     For purposes of the Fund's policy to invest at least 80% of its net assets in Tax-Exempt Securities, the Fund will not treat obligations as Tax-Exempt Securities for purposes of measuring compliance with such policy if they would give rise to interest income subject to federal alternative minimum tax for individuals. To the extent that the Fund invests in these securities, individual shareholders of the Fund, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Fund's distributions derived from these securities. In addition, an investment in the Fund may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

     The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting a particular state. Any reduction in the actual or perceived ability of an issuer of Tax-Exempt Securities in a particular state to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could adversely affect the values of Tax-Exempt Securities issued by others in that state as well.

     The Fund may invest without limit in high quality taxable money market instruments of any type in which the other Funds may invest at any time when Mentor Advisors believes that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of shareholders. It is impossible to predict when, or for how long, the Fund will use these alternative defensive strategies.


CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

     The California Tax-Exempt Money Market Fund will normally invest at least 80% of its assets in California Tax-Exempt Securities, which are debt obligations issued by the State of California, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and California personal income tax. (This 80% requirement is a fundamental policy of the Fund.) The Fund may invest the remainder of its assets in investments of any kind described under "Selection of Investments" below.

     California Tax-Exempt Securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilities and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term California Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public purposes.

     The two principal classifications of California Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of the facilities.

     The Fund will invest in the following types of California Tax-Exempt
Securities: (i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. Government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper;

(v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below. (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of California Tax-Exempt Securities, the Fund may acquire stand-by commitments, which give the Fund the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the Fund but are subject to the risk that the dealer may fail to meet its obligations. The Fund does not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

     The Fund will normally invest at least 80% of its assets in debt obligations the interest from which is, in the opinion of bond counsel, exempt from federal income tax and that will not give rise to interest income subject to federal alternative minimum tax for individuals. To the extent the Fund invests in these securities, individual shareholders of the Fund, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Fund's distributions derived from these securities. In addition, an investment in the Fund may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

     Since the Fund invests primarily in California Tax-Exempt Securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of California and other factors specifically affecting the ability of issuers of California Tax-Exempt Securities to meet their obligations; an investment in the Fund may as a result involve greater risk than an investment in other types of money market funds.

     The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting the State of California. Any reduction in the actual or perceived ability of an issuer of California Tax-Exempt Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely adversely affect the market value and marketability of its obligations and could adversely affect the values of California Tax-Exempt Securities issued by others as well.

     The Fund may invest in high quality taxable money market instruments at any time when Mentor Advisors believes that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interest of shareholders. These instruments may include: bank certificates of deposit, banker's acceptances, prime commercial paper, high quality short-term corporate obligations, short-term U.S. government securities or repurchase agreements, or any other securities Mentor Advisors considers consistent with such defensive strategies.



NEW YORK TAX-EXEMPT MONEY MARKET FUND

     The New York Tax-Exempt Money Market Fund will normally invest at least 80% of its assets in New York Tax-Exempt Securities, which are debt obligations issued by the State of New York, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units (or of other governmental issuers, such as U.S. territories), the interest from which is, in the opinion of bond counsel, exempt from federal income tax and New York State and City personal income taxes. (This 80% requirement is a fundamental policy of the Fund.) The Fund may invest the remainder of its assets in investments of any kind described under "Selection of Investments" below.

     New York Tax-Exempt Securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilities and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term New York Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public purposes.

     The two principal classifications of New York Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of the facilities.

     The Fund will invest in the following types of New York Tax-Exempt
Securities: (i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. Government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below. (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of New York Tax-Exempt Securities, the Fund may acquire stand-by commitments, which give the Fund the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the Fund but are subject to the risk that the dealer may fail to meet its obligations. The Fund does not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

     The Fund will normally invest at least 80% of its assets in debt obligations the interest from which is, in the opinion of bond counsel, exempt from federal income tax and that will not give rise to interest income subject to federal alternative minimum tax for individuals. To the extent the Fund invests in these securities, individual shareholders of the Fund, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Fund's distributions derived from these securities. In addition, an investment in the Fund may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

     Since the Fund invests primarily in New York Tax-Exempt Securities, the value of the Fund's shares may be especially affected by factors pertaining to the economy of New York and other factors specifically affecting the ability of issuers of New York Tax-Exempt Securities to meet their obligations; an investment in the Fund may as a result involve greater risk than an investment in other types of money market funds.

     The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting the State or City of New York. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting a particular state. Any reduction in the actual or perceived ability of an issuer of New York Tax-Exempt Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely adversely affect the market value and marketability of its obligations and could adversely affect the values of New York Tax-Exempt Securities issued by others as well.

     The Fund may invest in high quality taxable money market instruments at any time when Mentor Advisors believes that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interest of shareholders. These instruments may include: bank certificates of deposit, banker's acceptances, prime commercial paper, high quality short-term corporate obligations, short-term U.S. government securities or repurchase agreements, or any other securities Mentor Advisors considers consistent with such defensive strategies.


NORTH CAROLINA, PENNSYLVANIA, AND VIRGINIA TAX-EXEMPT MONEY MARKET FUNDS

     In this section of the prospectus, references to a "State" are, in the case of the North Carolina Tax-Exempt Money Market Fund, to the State of North Carolina, in the case of the Pennsylvania Tax-Exempt Money Market Fund, to the State of Pennsylvania, and in the case of the Virginia Tax-Exempt Money Market Fund, to the State of Virginia.


     Each of the Funds will normally invest at least 80% of its assets in State Tax-Exempt Securities. State Tax-Exempt Securities are debt obligations issued by the State, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and State personal income tax. (This 80% requirement is a fundamental policy of each Fund.) A Fund may invest the remainder of its assets in investments of any kind described under "Selection of Investments" below.


     State Tax-Exempt Securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilities and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term State Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public purposes.

     The two principal classifications of State Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of the facilities.

     A Fund will invest in the following types of State Tax-Exempt Securities:
(i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. Government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below. (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of State Tax-Exempt Securities, a Fund may acquire stand-by commitments, which give the Fund the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for a Fund but are subject to the risk that the dealer may fail to meet its obligations. The Funds do not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

     Each Fund will normally invest at least 80% of its assets in debt obligations the interest from which is, in the opinion of bond counsel, exempt from federal income tax and that will not give rise to interest income subject to federal alternative minimum tax for individuals. To the extent a Fund invests in these securities, individual shareholders of the Fund, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Fund's distributions derived from these securities. In addition, an investment in a Fund may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

     Since each Fund invests primarily in State Tax-Exempt Securities, the value of a Fund's shares may be especially affected by factors pertaining to the economy of relevant State and other factors specifically affecting the ability of issuers of State Tax-Exempt Securities to meet their obligations; an investment in a Fund may as a result involve greater risk than an investment in other types of money market funds.

     The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting the State of State. Any reduction in the actual or perceived ability of an issuer of the relevant State Tax-Exempt Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely adversely affect the market value and marketability of its obligations and could adversely affect the values of State Tax-Exempt Securities issued by others as well.

     A Fund may invest in high quality taxable money market instruments at any time when Mentor Advisors believes that market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interest of shareholders. These instruments may include: bank certificates of deposit, banker's acceptances, prime commercial paper, high quality short-term corporate obligations, short-term U.S. government securities or repurchase agreements, or any other securities Mentor Advisors considers consistent with such defensive strategies.


SELECTION OF INVESTMENTS -- ALL FUNDS

     Each Fund will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk. "High-quality securities" are (i) commercial paper or other short-term obligations rated in one of the two highest short-term rating categories by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service), (ii) obligations rated at least AA by Standard & Poor's Ratings Service or Aa by Moody's Investors Service, Inc. at the time of investment, and (iii) unrated securities determined by Mentor Advisors to be of comparable quality. Each Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. Each of the Funds follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

     A Fund may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. Some of these securities may be supported by the right of the holders under certain circumstances to demand that a specified bank, broker-dealer, or other financial institution purchase the securities from the holders at par, or otherwise to demand on short notice payment of unpaid principal and interest on the securities. Such securities are subject to the risk that the financial institutions in question may for any reason be unwilling or unable to meet its obligation in respect of the securities, which would likely have an adverse effect on the value of the securities.

     Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, a Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Fund may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in the yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in the Funds' portfolios. The Funds will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

     The portfolio of a Fund will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Fund. The values of the obligations in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. Although the Funds' investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.


DIVERSIFICATION AND CONCENTRATION POLICIES

     Each Fund is a "diversified" investment company under the Investment Company Act of 1940. This means that each Fund may invest up to 25% of its total assets in the securities of one or more issuers, and is limited with respect to the remaining portion of its assets to investing 5% or less of its total assets in the securities of any one issuer (other than the U.S. government). However, under the current rules governing money market funds, the Funds (other than the California, New York, North Carolina, Pennsylvania, and Virginia Tax-Exempt Money Market Funds) generally may not invest more than 5% of their assets in any one issuer (other than the U.S. government).

     The Money Market Fund may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulations as U.S. banks). At times when the Fund has concentrated its investments in bank obligations, the values of its portfolio securities may be especially affected by factors pertaining to the issuers of such obligations.

     Because of the relatively small number of issuers of California, New York, North Carolina, Pennsylvania, and Virginia Tax-Exempt Securities, the California, New York, North Carolina, Pennsylvania, and Virginia Tax-Exempt Funds are more likely to invest a higher percentage of their assets in the securities of a single issuer than investment companies that invest in a broader range of securities. This practice involves an increased risk of loss to a Fund if an issuer were unable to make interest or principal payments or if the market value of these securities were to decline.

     Neither the Tax-Exempt Money Market Fund, the California Tax-Exempt Money Market Fund, the New York Tax-Exempt Money Market Fund, the North Carolina Tax-Exempt Money Market Fund, the Pennsylvania Tax-Exempt Money Market Fund, nor the Virginia Tax-Exempt Money Market Fund (each, a "Tax-Exempt Fund" and collectively, the "Tax-Exempt Funds") will invest more than 25% of its total assets in any one industry. Governmental issuers of Tax-Exempt Securities or California, New York, North Carolina, Pennsylvania, or Virginia Tax-Exempt Securities are not considered part of any "industry." However, Securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

     It is nonetheless possible that a Tax-Exempt Fund may invest more than 25% of its assets in a broader segment of the Tax-Exempt Securities market (or the California, New York, North Carolina, Pennsylvania, or Virginia Tax-Exempt Securities Markets, as the case may be), such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations. This would be the case only if Mentor Advisors determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political, and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all Tax-Exempt Securities in such a market segment. Each of the Tax-Exempt Funds reserves the right to invest more than 25% of its assets in industrial development bonds and private activity bonds or notes.

     The Tax-Exempt Money Market Fund also reserves the right to invest more than 25% of its assets in securities relating to any one or more states (including the District of Columbia), U.S. territories or possessions, or any of their political subdivisions. As a result of such an investment, the performance of that Fund may be especially affected by factors pertaining to the economy of the relevant state and other factors specifically affecting the ability of issuers of such securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a greater number of different states.


OTHER INVESTMENT PRACTICES

     A Fund may also engage to a limited extent in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices.

     FOREIGN INVESTMENTS. The Money Market Fund may invest in obligations of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments subject the Fund to investment risks different from those associated with domestic investments. Such risks include adverse political and economic developments in foreign countries, the imposition of withholding taxes on interest income, seizure or nationalization of foreign deposits, or the adoption of other governmental restrictions which may adversely affect the payment of principal and interest on such obligations. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the U.S. or in other foreign countries. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad) and expenses not present in the settlement of domestic investments. In addition, foreign securities may be less liquid than U.S. securities, and foreign accounting and disclosure standards may differ from U.S. standards. Special tax considerations apply to foreign investments.


     REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. A Fund will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. Government security. Although Mentor Advisors will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, a Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that a Fund may be treated as an unsecured creditor and required to return the collateral to the other party's estate.

     SECURITIES LENDING. A Fund may lend portfolio securities to broker-dealers. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by a Fund would be made in accordance with the Fund's investment objective and policies described above.


DIVIDENDS

     The Trust determines the net income of each Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open. Each determination of a Fund's net income includes (i) all accrued interest on the Fund's investments, (ii) plus or minus all realized and unrealized gains and losses on the Fund's investments, (iii) less all accrued expenses of the Fund. Each Fund's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. A Fund will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

     DAILY DIVIDENDS. Each Fund declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders whose purchase of shares of a Fund is accepted at or before 12:00 noon on any day will receive the dividend declared by the Fund for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Fund accepts their order. A Fund's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for the immediately preceding month will be paid on the fifteenth day of each calendar month (or, if that day is not a business day, on the next business day), except that a Fund's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder who withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of the withdrawal. Since the net income of each Fund is declared as a dividend each time it is determined, the net asset value per share of each Fund normally remains at $1 per share immediately after each determination and dividend declaration.


     You can choose from two distribution options: (1) automatically reinvest all distributions from a Fund in additional Class S shares of that Fund; or (2) receive all distributions in cash. If you wish to change your distribution option, you should contact your Financial Institution (as defined below), who will be responsible for forwarding the necessary instructions to the Trust's transfer agent, Investors Fiduciary Trust Company ("IFTC"). If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions in additional shares of a Fund promptly following the month in which the reinvestment occurs.



TAX INFORMATION

     FEDERAL TAXES. Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal income taxes on income (and gains, if any) it distributes to shareholders. Each Fund will distribute substantially all of its net ordinary income (and net capital gains, if any) on a current basis.

     Dividends paid by a Fund that are derived from exempt-interest income (known as "exempt-interest dividends") and that are designated as such may be treated by the Fund's shareholders as items of interest excludable from their federal gross income. (Shareholders should consult their own tax adviser with respect to whether exempt-interest dividends would be excludable from gross income if the shareholder were treated as a "substantial user" of facilities financed by an obligation held by a Tax-Exempt Fund or a "related person" to such a user under the Internal Revenue Code.) If a shareholder receives an exempt-interest dividend with respect to any share held for six months or less, any loss on the sale or exchange of that share will be disallowed to the extent of the amount of the exempt-interest dividend. To the extent dividends paid to shareholders are derived from taxable income (for example, from interest on certificates of deposit) or from gains, such dividends will be subject to federal income tax, whether they are paid in the form of cash or additional shares.

     If a Fund holds certain "private activity bonds" ("industrial development bonds" under prior law), dividends derived from interest on such obligations will be classified as an item of tax preference which could subject certain shareholders to alternative minimum tax liability. Corporate shareholders must also take all exempt-interest dividends into account in determining "adjusted current earnings" for purposes of calculating their alternative minimum tax liability.

     Shareholders receiving Social Security benefits or Railroad Retirement Act benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. Early in each year your Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.


STATE TAXES

     CALIFORNIA TAX-EXEMPT MONEY MARKET FUND. To the extent exempt-interest dividends are derived from interest on California Tax-Exempt Securities, such distributions will be exempt from California personal income tax (but not from California franchise and corporate income tax). For California tax purposes, distributions derived from investments in other than (i) California Tax-Exempt Securities and (ii) obligations of the United States (or other obligations) which pay interest exempt from California personal income taxation when held by an individual will be taxable as ordinary income or as long-term capital gain, whether paid in cash or reinvested in additional shares. Interest derived from California Tax-Exempt Securities is not subject to the California alternative minimum tax on individuals, and California personal income tax does not apply to any portion of Social Security or railroad retirement benefits. Interest on indebtedness incurred or continued to purchase or carry the Fund's shares generally will not be deductible for California personal income tax purposes. An investment in the Fund may result in liability for state and/or local taxes for shareholders subject to tax by states other than California.

     NEW YORK TAX-EXEMPT MONEY MARKET FUND. To the extent exempt- interest dividends are derived from interest on New York Tax-Exempt Securities, such distributions will be exempt from New York State and New York City personal income taxes. However, an investment in the Fund may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City, because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on dividends received from the Fund. In addition, distributions derived from interest on tax-exempt securities other than New York Tax Exempt Securities will be treated as taxable ordinary income for purposes of the New York State and New York City personal income taxes.

     Exempt-interest dividends, including those derived from New York Tax-Exempt Securities, are included in a corporation's net investment income for purposes of calculating such corporation's New York State corporate franchise tax and New York City general corporation tax and will be subject to such taxes to the extent that a corporation's net investment income is allocated to New York State and/or New York City.

     All or a portion of interest on indebtedness incurred or continued to purchase or carry the Fund's shares generally will not be deductible for New York State and New York City personal income tax purposes.

     For New York State and City personal income tax purposes, distributions of net long-term gains will be taxable at the same rates as ordinary income.

     NORTH CAROLINA TAX-EXEMPT MONEY MARKET FUND. To the extent exempt-interest dividends are derived from interest on North Carolina Tax-Exempt Securities, such distributions will be exempt from North Carolina personal income tax (but not from North Carolina franchise and corporate income tax). For North Carolina tax purposes, distributions derived from investments in other than (i) North Carolina Tax-Exempt Securities and (ii) obligations of the United States (or other obligations) which pay interest exempt from North Carolina personal income taxation when held by an individual will be taxable as ordinary income or as long-term capital gain, whether paid in cash or reinvested in additional shares. Interest derived from North Carolina Tax-Exempt Securities is not subject to the North Carolina alternative minimum tax on individuals, and North Carolina personal income tax does not apply to any portion of Social Security or railroad retirement benefits. Interest on indebtedness incurred or continued to purchase or carry the Fund's shares generally will not be deductible for North Carolina personal income tax purposes. An investment in the Fund may result in liability for state and/or local taxes for shareholders subject to tax by states other than North Carolina.

     PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND. Distributions paid by the Pennsylvania Fund will not be subject to the Pennsylvania personal income tax or to the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by the Pennsylvania fund from its investments in Pennsylvania Tax-Exempt Securities and obligations of the United States, its territories and certain of its agencies and instrumentalities. Distributions by the Pennsylvania Fund to a Pennsylvania resident that attributable to other sources may be subject to the Pennsylvania personal income tax and (for residents of Philadelphia) to the Philadelphia School District investment net income tax whether paid in cash or reinvested in additional shares. Distributions paid by the Pennsylvania fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax.

     Individual shareholders of the Pennsylvania fund who are subject to the personal property taxes levied by certain Pennsylvania counties, cities and school districts will be exempt from such tax on their shares of the Pennsylvania fund to the extent that the Pennsylvania fund's portfolio consists of tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities. Corporations are not subject to Pennsylvania personal property taxes.

     VIRGINIA TAX-EXEMPT MONEY MARKET FUND. To the extent exempt-interest dividends are derived from interest on Virginia Tax-Exempt Securities, such distributions will be exempt from Virginia personal income tax (but not from Virginia franchise and corporate income tax). For Virginia tax purposes, distributions derived from investments in other than (i) Virginia Tax-Exempt Securities and (ii) obligations of the United States (or other obligations) which pay interest exempt from Virginia personal income taxation when held by an individual will be taxable as ordinary income or as long-term capital gain, whether paid in cash or reinvested in additional shares. Interest derived from Virginia Tax-Exempt Securities is not subject to the Virginia alternative minimum tax on individuals, and Virginia personal income tax does not apply to any portion of Social Security or railroad retirement benefits. Interest on indebtedness incurred or continued to purchase or carry the Fund's shares generally will not be deductible for Virginia personal income tax purposes. An investment in the Fund may result in liability for state and/or local taxes for shareholders subject to tax by states other than Virginia.


     GENERAL. The foregoing is a summary of certain federal, California, New York State and New York City, North Carolina, Pennsylvania, and Virginia income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in each Fund on your particular tax situation.



BUYING AND SELLING SHARES OF THE FUNDS


     HOW TO BUY SHARES. The Trust offers Class S Shares of the Funds continuously at a price of $1.00 per share. The Trust determines the net asset value of each Fund twice each day, as of 12:00 noon and as of the close of regular trading on the Exchange. Class S Shares of each Fund are sold at net asset value through a number of selected financial institutions, such as investment dealers and banks (each, a "Financial Institution"). Your Financial Institution is responsible for forwarding any necessary documentation to IFTC. There is no sales charge on sales of shares, nor is any minimum investment required for any of the Funds.


     Because each Fund seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. Investments which are accepted at or before 12:00 noon will be invested at the net asset value determined at that time; investments accepted after 12:00 noon will receive the net asset value determined at the close of regular trading on the Exchange. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Trust at its designated bank. When payment in Same Day Funds is available to the Trust, the Trust will accept the order to purchase shares at the net asset value next determined.

     If you are considering redeeming shares or transferring shares to another person shortly after purchase, you should pay for those shares with wired Same Day Funds or a certified check to avoid any delay in redemption or transfer. Otherwise, the Trust may delay payment for shares until the purchase price of those shares has been collected which may be up to 15 calendar days after the purchase date.

     The Funds may refuse any order to buy shares.

     For more information on how to purchase shares of the Funds, contact your Financial Institution or Mentor Services Company, Inc. ("Mentor Services Company"), 901 East Byrd Street, Richmond, Virginia 23219. Mentor Services Company's telephone number is 1-800-869-6042.

     HOW TO SELL SHARES. You can redeem your Fund shares through your Financial Institution any day the Exchange is open, or you may redeem your shares by check or by mail. Redemption will be effected at the net asset value per share of the Fund next determined after receipt of the redemption request in good order. The Trust must receive your properly completed purchase documentation before you may sell shares.


     SELLING SHARES THROUGH YOUR FINANCIAL INSTITUTION. You may redeem your shares through your Financial Institution. Your Financial Institution is responsible for delivering your redemption request and all necessary documentation to the Trust, and may charge you for its services (including, for example, charges relating to the wiring of funds). Your Financial Institution may accept your redemption instructions by telephone. Consult your Financial Institution.


     SELLING SHARES BY CHECK. If you would like the ability to write checks against your investment in a Fund, you should provide the necessary documentation to your Financial Institution and complete the signature card which you may obtain by calling your Financial Institution or your Fund. When a Fund receives your properly completed documentation and card, you will receive checks drawn on your Fund account and payable through the Fund's designated bank. These checks may be made payable to the order of any person. You will continue to earn dividends until the check clears. When a check is presented for payment, a sufficient number of full and fractional shares of the Fund in your account will be redeemed to cover the amount of the check. Your Financial Institution may limit the availability of the check-writing privilege or assess certain fees in connection with the checkwriting privilege.

     Shareholders using Trust checks are subject to the Trust's designated bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, although one may be imposed in the future. Shareholders would be notified in advance of the imposition of any such charge. (In addition, if you deplete your original check supply, there may be a charge to order additional checks.) You should make sure that there are sufficient shares in your account to cover the amount of the check drawn. If there is an insufficient number of shares in the account, the check will be dishonored and returned, and no shares will be redeemed. Because dividends declared on shares held in your account and prior withdrawals may cause the value of your account to change, it is impossible to determine in advance your account's total value. Accordingly, you should not write a check for the entire value of your account or close your account by writing a check. A shareholder may revoke check-writing authorization by written notice to IFTC.

     SELLING SHARES BY MAIL. You may also sell shares of a Fund by sending a written withdrawal request to your Financial Institution. You must sign the withdrawal request and include a stock power with signature(s) guaranteed by a bank, broker/dealer, or certain other financial institutions.

     A Fund generally sends you payment for your shares the business day after your request is received in good order. Under unusual circumstances, a Fund may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities law.


                            HOW TO EXCHANGE SHARES


     You can exchange your shares in any Fund for Class S shares of any other Fund in the Trust at net asset value, except as described below. If you request an exchange through your Financial Institution, your Financial Institution will be responsible for forwarding the necessary documentation to IFTC. Exchange Authorization Forms are available from your Financial Institution or Mentor Services Company. For federal income tax purposes, an exchange is treated as a sale of shares and may result in a capital gain or loss. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Consult your Financial Institution or Mentor Services Company before requesting an exchange.



FINANCIAL INSTITUTIONS

     Financial Institutions provide varying arrangements for their clients with respect to the purchase and redemption of Trust shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. When you effect transactions with a Fund (including among other things the purchase, redemption, or exchange of Fund shares) through a Financial Institution, the Financial Institution, and not the Fund, will be responsible for taking all steps, and furnishing all necessary documentation, to effect such transactions. Financial Institutions have the responsibility to deliver purchase and redemption requests to a Fund promptly. Some Financial Institutions may establish minimum investment requirements with respect to a Fund. They may also establish and charge fees and other amounts to their client for their services. Certain privileges, such as the check writing privilege or reinvestment options, may not be available through certain Financial Institutions or they may be available only under certain conditions. If your Financial Institution holds your investment in a Fund in its own name, then your Financial Institution will be the shareholder of record in respect of that investment; your ability to take advantage of any investment options or services of the Fund will depend on whether, and to what extent, your Financial Institution is willing to take advantage of them on your behalf. Financial Institutions, including Wheat, First Securities, Inc., a subsidiary of Wheat First Butcher Singer, Inc., First Union Brokerage Service ("FUBS"), and EVEREN Securities, Inc. ("EVEREN"), may charge fees to or impose restrictions on your shareholder account. Consult your Financial Institution for information about any fees or restrictions or for further information concerning its services.

                                  MANAGEMENT

     The Trustees are responsible for generally overseeing the conduct of the Trust's business. Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as investment adviser to each of the Funds, providing investment advisory services and advising and assisting the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Trustees. Subject to such policies as the Trustees may determine, Mentor Advisors furnishes a continuing investment program for the Funds and makes investment decisions on their behalf.


      Mentor Advisors has over $14 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group"), and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $234 billion in assets and $17 billion in total stockholders' equity as of December 31, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and will acquire additional ownership (possibly in excess of an additional 20%) as of March 31, 1999 based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

     Each Fund pays management fees to Mentor Advisors monthly at the following annual rates (based on the average daily net assets of the Portfolio): 0.22% of the first $500 million of the Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion. For purposes of determining the annual rate at which management fees are payable by the Funds, certain Funds' assets will be considered to include the assets of similar Portfolios of Mentor Funds, as follows: in the case of the Money Market Fund, Mentor Money Market Portfolio; in the case of the U.S. Government Money Market Fund, Mentor U.S. Government Money Market Portfolio; and in the case of the Tax-Exempt Money Market Fund, Mentor Tax-Exempt Money Market Fund. Each of those Portfolios is managed by Mentor Advisors and is a series of shares of Mentor Funds.


     The Funds pay all expenses not assumed by Mentor Advisors, including Trustees' fees, auditing, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under their Distribution Plans. General expenses of the Trust will be charged to the assets of each Fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund. Expenses directly charged or attributable to a Fund will be paid from the assets of that Fund.

     Mentor Advisors places all orders for purchases and sales of the investments of each Fund. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Mentor Advisors may consider sales of shares of the Funds (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers.

     The Funds receive services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.


     ADMINISTRATIVE SERVICES. Mentor Investment Group, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, provides each Fund with certain administrative personnel and services necessary to operate each Fund, such as bookkeeping and accounting services. Mentor Investment Group provides these services to each of the Funds at an annual rate of 0.02% of the Fund's average daily net assets.



DISTRIBUTION SERVICES


     Mentor Distributors, LLC ("Mentor Distributors"), 3435 Stelzer Road, Columbus, Ohio 43219, is the distributor of the Funds' shares. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc. Each Fund has adopted a Distribution Plan (each, a "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to its Class S Shares. The purpose of the Plans is to permit each of the Funds to compensate Mentor Distributors for services provided and expenses incurred by it in promoting the sale of Class S Shares of the Fund, reducing redemptions, or maintaining or improving services provided to shareholders. The Plans provide for monthly payments by the Funds to Mentor Distributors out of the Funds' assets attributable to their Class S Shares, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plans for such periods as they may determine. Any material increase in amounts payable under a Plan would require shareholder approval.

     In order to compensate Financial Institutions for services provided in connection with sales of Class S Shares and the maintenance of shareholder accounts (or, in the case of certain Financial Institutions which are banking institutions, for certain administrative and shareholder services), Mentor Distributors, Mentor Advisors, or their affiliates may make periodic payments (from any amounts received under the Plans or from their other resources) to any qualifying Financial Institution based on the average net asset value of Class S Shares for which the Financial Institution is designated as the financial institution of record. Such payments may be made at an annual rate of between 0.15% and 0.38% in the case of each of the Money Market, U.S. Government Money Market, and New York Tax-Exempt Money Market Funds, and between 0.15% and 0.33% with respect to each of the other Funds. These payments may be suspended or modified at any time, and payments are subject to the continuation of each Fund's Plan and of applicable agreements between Mentor Distributors and the applicable Financial Institution. Financial Institutions receiving such payments include Wheat, First Securities, Inc., First Union Brokerage Services, Inc., and EVEREN.

     SHAREHOLDER SERVICING PLAN. The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to Class S shares of each Fund. Under the Service Plan, Financial Institutions will enter into shareholder service agreements with Mentor Distributors to provide administrative support services to their customers who are Fund shareholders. These services will include, in most cases, services provided in respect of cash "sweep" or similar programs pursuant to which a shareholder's cash balances held with a financial institution are automatically invested in a Fund at specified intervals. In return for providing these support services, a financial institution may receive payments at a rate not exceeding 0.20% of the average daily net assets of the Class S shares of a Fund.

     In addition to receiving payments under the Service Plan, financial institutions may be compensated by Mentor Advisors, or by Mentor Investment Group, or affiliates thereof, for providing administrative support services to holders of Class S shares of the Funds. These payments will be made directly by Mentor Advisors, and/or Mentor Investment Group, or their affiliates, and will not be made from the assets of any of the Funds.


HOW A FUND'S PERFORMANCE IS CALCULATED


     Yield and effective yield data may from time to time be included in advertisements about the Class S Shares of the Funds. "Yield" is calculated by dividing a Fund's annualized net investment income per Class S Share during a recent seven-day period by the net asset value per share on the last day of that period. "Effective yield" compounds that yield for a year and is, for that reason, greater than a Fund's yield. "Tax-equivalent" yield shows the effect on performance of the tax-exempt status of distributions received from a Tax-Exempt Fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equivalent to the Fund's tax-exempt yield. Quotations of yield for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Fund's performance may be compared to various indices. See the Statement of Additional Information.


     All data is based on a Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio, and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles.

                              GENERAL INFORMATION

     Cash Resource Trust is a Massachusetts business trust organized on June 14, 1993. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.


     The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into five series of shares. Under the Agreement and Declaration of Trust, a Fund's shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights and privileges as the Trustees may determine. Each Fund's shares are currently divided into three classes, Class S Shares, which are offered by this Prospectus, Retail Shares, and Class A Shares. Retail Shares are subject to Rule 12b-1 fees and Class A Shares are subject to an initial sales charge and are subject to Shareholder Service fees. Both Retail and Class A shares may be subject to different expenses of other types. Differences in expenses between the classes will affect performance. Contact Mentor Services Company at 1-800-869-6042 for information concerning Retail and Class S shares of a Fund and your eligibility to purchase those shares. Each share has one vote, with fractional shares voting proportionally. Shares of each Fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if a Fund were liquidated, would receive the net assets of the Fund. The Trust may suspend the sale of shares of any Fund at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.


     Investors Fiduciary Trust Company, located at 127 West 10th Street, Kansas City, Missouri 64105, is the transfer agent and dividend-paying agent for the Trust. IFTC engages at its own expense certain Financial Institutions, including Wheat, First Securities, Inc. and EVEREN, to perform bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts.

     There is presently no maximum or minimum share ownership requirement, but the Trustees may establish either at any time, which could apply to both present and future shareholders.

     The Trust may send a single copy of shareholder reports and communications to an address where there is more than one registered shareholder with the same last name, unless a shareholder at that address requests, by calling or writing his Financial Institution or Mentor Services Company, that the Trust do otherwise.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

         ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE TRUST IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.













                              CASH RESOURCE TRUST
                             901 East Byrd Street
                              Richmond, VA 23219
                                (800) 869-6042




                         1999 MENTOR DISTRIBUTORS, LLC





CPAA 040

                                 [MENTOR LOGO]




                              CASH RESOURCE TRUST
                        CASH RESOURCE MONEY MARKET FUND
                CASH RESOURCE U.S. GOVERNMENT MONEY MARKET FUND

                  CASH RESOURCE TAX-EXEMPT MONEY MARKET FUND

             CASH RESOURCE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

              CASH RESOURCE NEW YORK TAX-EXEMPT MONEY MARKET FUND

               NORTH CAROLINA TAX-EXEMPT MONEY MARKET PORTFOLIO

                PENNSYLVANIA TAX-EXEMPT MONEY MARKET PORTFOLIO

                           VIRGINIA TAX-EXEMPT MONEY
                               MARKET PORTFOLIO


                        -------------------------------

                                  PROSPECTUS
                                 CLASS S SHARES

                       -------------------------------

                                 May   , 1999



                                 [EVEREN LOGO]

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

         ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE TRUST IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.











                              CASH RESOURCE TRUST
                             901 East Byrd Street
                              Richmond, VA 23219
                                (800) 869-6042




                         1999 MENTOR DISTRIBUTORS, LLC


                SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE


                              CASH RESOURCE TRUST


                        CASH RESOURCE MONEY MARKET FUND
                CASH RESOURCE U.S. GOVERNMENT MONEY MARKET FUND

                  CASH RESOURCE TAX-EXEMPT MONEY MARKET FUND

             CASH RESOURCE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

              CASH RESOURCE NEW YORK TAX-EXEMPT MONEY MARKET FUND


               NORTH CAROLINA TAX-EXEMPT MONEY MARKET PORTFOLIO

                PENNSYLVANIA TAX-EXEMPT MONEY MARKET PORTFOLIO

                           VIRGINIA TAX-EXEMPT MONEY
                               MARKET PORTFOLIO






                        -------------------------------

                                   PROSPECTUS
                                CLASS S SHARES
                       -------------------------------
                                  May   , 1999




                                 [MENTOR LOGO]

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

         ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE TRUST IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.














                              CASH RESOURCE TRUST
                             901 East Byrd Street
                              Richmond, VA 23219
                                (800) 869-6042



                         1999 MENTOR DISTRIBUTORS, LLC






MK 1341


                                 [MENTOR LOGO]




                              CASH RESOURCE TRUST
                        CASH RESOURCE MONEY MARKET FUND
                CASH RESOURCE U.S. GOVERNMENT MONEY MARKET FUND

                  CASH RESOURCE TAX-EXEMPT MONEY MARKET FUND

             CASH RESOURCE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

              CASH RESOURCE NEW YORK TAX-EXEMPT MONEY MARKET FUND

               NORTH CAROLINA TAX-EXEMPT MONEY MARKET PORTFOLIO

                PENNSYLVANIA TAX-EXEMPT MONEY MARKET PORTFOLIO

                           VIRGINIA TAX-EXEMPT MONEY
                               MARKET PORTFOLIO
                        -------------------------------
                                   PROSPECTUS
                                CLASS S SHARES
                       -------------------------------

                                  May   , 1999



                            [WHEAT FIRST UNION LOGO]







                SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

Wheat First Union is a division of Wheat First Securities, Inc., a registered broker/dealer, Member New York Stock Exchange and SIPC, and a separate non-bank affiliate of First Union Corporation

                              CASH RESOURCE TRUST


                                   FORM N-1A

                                    PART B


                      STATEMENT OF ADDITIONAL INFORMATION


                                 May   , 1999

     This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Prospectus dated May
  , 1999 (the "Prospectus") with respect to Class A and Class S shares of Cash Resource Money Market Fund, Cash Resource U.S. Government Money Market Fund, Cash Resource Tax-Exempt Money Market Fund, Cash Resource California Tax-Exempt Money Market Fund, Cash Resource New York Tax-Exempt Money Market Fund, Cash Resource North Carolina Tax-Exempt Money Market Fund, Cash Resource Pennsylvania Tax-Exempt Money Market Fund, and Cash Resource Virginia Tax-Exempt Money Market Fund (each a "Fund" and collectively the "Funds"), each of which is a series of shares of Cash Resource Trust (the "Trust"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated May , 1999. This Statement should be read together with the Prospectus, as amended from time to time. Investors may obtain a free copy of the Prospectus by calling Mentor Services Company, Inc. at (800) 382-0016.



                               TABLE OF CONTENTS




                                                                        PAGE
                                                                       -----
Investment Objectives and Policies of the Trust ......................   2
Investment Restrictions ..............................................   6
Management of the Trust ..............................................   8
Principal Holders of Securities ......................................  10
Investment Advisory and Other Services ...............................  10
Determination of Net Asset Value .....................................  14
Taxes ................................................................  16
Distribution .........................................................  19
Organization .........................................................  21
Portfolio Turnover ...................................................  22
Custodian ............................................................  22
Independent Auditors .................................................  22
Equivalent Yields: Tax-Exempt Versus Taxable Securities ..............  23
Investment Professionals of Mentor Investment Advisors, LLC ..........  32
Shareholder Liability ................................................  33

                INVESTMENT OBJECTIVES AND POLICIES OF THE TRUST

     The investment objectives and policies of each of the Funds are described in the Prospectus. This Statement contains additional information concerning certain investment practices and investment restrictions of the Funds.

     Except as described below under "Investment Restrictions," the investment objectives and policies described in the Prospectus and in this Statement are not fundamental, and the Trustees may change the investment objectives and policies of a Fund without a vote of shareholders.

     Except as otherwise noted below, the following descriptions of certain investment policies and techniques are applicable to all of the Funds.


REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing a Fund's cost plus interest). It is each Fund's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of a Fund and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. Mentor Investment Advisors, LLC (the "Adviser") will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


SECURITIES LOANS

     A Fund may lend its portfolio securities provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the securities loaned will not at any time exceed one-third of the total assets of such Fund. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Fund enters into a loan, the Adviser considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with the Trust.



FOREIGN SECURITIES

     Cash Resource Money Market Fund may invest in U.S. dollar denominated foreign securities which meet the criteria applicable to the Fund's domestic investments, and in certificates of deposit issued by U.S. branches of foreign banks and foreign branches of U.S. banks. Investment by the Fund in foreign securities is subject to the limitations set forth in the Prospectus.

     Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

     In determining whether to invest in securities of foreign issuers, the Adviser will consider the likely impact of foreign taxes on the net yield available to the Fund and its shareholders. Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

TAX-EXEMPT SECURITIES

     GENERAL DESCRIPTION. As used in the prospectus and in this Statement with reference to Cash Resource North Carolina Tax-Exempt Money Market Fund, Cash Resource Pennsylvania Tax-Exempt Money Market Fund, and Cash Resource Virginia Tax-Exempt Money Market Fund, the term "Tax-Exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. "North Carolina Tax-Exempt Securities" are Tax-Exempt Securities issued by the State of North Carolina, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, also exempt from North Carolina personal income tax. "Pennsylvania Tax-Exempt Securities" are Tax-Exempt Securities issued by the State of Pennsylvania, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, also exempt from Pennsylvania personal income tax. "Virginia Tax-Exempt Securities" are Tax-Exempt Securities issued by the State of Virginia, or any of its political subdivisions, or its agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, also exempt from Virginia personal income tax. For purposes of the section, the term "Tax-Exempt Securities" include North Carolina, Pennsylvania, and Virginia Tax-Exempt Securities. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-Exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses. Short-term Tax-Exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes. In addition, certain types of "private activity" bonds may be issued by public authorities to finance such projects as privately operated housing facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal, student loans, or the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may constitute Tax-Exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues. Tax-Exempt Securities also include tax-exempt commercial paper, which are promissory notes issued by municipalities to enhance their cash flows.


     PARTICIPATION INTERESTS. A Fund may invest in Tax-Exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax- Exempt Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on the certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax- Exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-Exempt Securities. A Fund may also invest in Tax-Exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax- Exempt Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Tax-Exempt Securities in which it holds such participation interests is exempt from federal, California and New York personal income taxes, as the case may be. No Fund expects to invest more than 5% of its assets in participation interests.

     STAND-BY COMMITMENTS. When a Fund purchases Tax-Exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-Exempt Securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-Exempt Security to a third party at any time. Each Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

     YIELDS. The yields on Tax-Exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's represent their opinions as to the quality of the Tax-Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-Exempt Securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of Tax-Exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of Tax-Exempt Securities or other investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from a Fund's portfolio, but Mentor Advisors will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

     "MORAL OBLIGATION" BONDS. The Funds do not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Funds.

     ADDITIONAL RISKS. Securities in which a Fund may invest, including Tax-Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-Exempt Securities may be materially affected. There is no assurance that any issuer of a Tax-Exempt Security will make full or timely payments of principal or interest or remain solvent.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax-exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-Exempt Securities. Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the availability of Tax-Exempt Securities for investment by a Fund and the value of the Fund's portfolio could be materially affected by such changes in law, the Trustees of the Trust would reevaluate a Fund's investment objectives and policies and consider changes in the structure of the Fund or its dissolution.


                            INVESTMENT RESTRICTIONS

     The Trust has adopted the following restrictions applicable to all of the Funds (except where otherwise noted), which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of a Fund, which is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

     A Fund may not:

     1. Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure (not for leverage) in situations which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

     2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under the federal securities laws.

     3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

     4. Purchase or sell commodities or commodity contracts.

     5. Make loans, except by purchase of debt obligations in which a Fund may invest consistent with its investment policies and by entering into repurchase agreements and securities loans.

     6. As to 75% of its assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities.

     7. With respect to 75% of a Fund's asset's, acquire more than 10% of the voting securities of any issuer.

     8. Invest more than 25% of its assets in any one industry.

     9. Issue any class of securities which is senior to a Fund's shares of beneficial interest, except as consistent with or permitted by the 1940 Act or as permitted by rule or order of the Securities and Exchange Commission.

     In addition, it is contrary to the current policy of the Trust, which may be changed without shareholder approval, to invest in the securities of other registered open-end investment companies.

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental and those designated in the Prospectus as fundamental, the investment policies described in the Prospectus and this Statement are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Fund's investment objective without shareholder approval.

                            MANAGEMENT OF THE TRUST




                                      POSITION HELD
    NAME, AGE, AND ADDRESS             WITH A FUND             PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------   ----------------------   -----------------------------------------------------
Daniel J. Ludeman (41)*          Chairman and Trustee     Chairman and Chief Executive Officer Mentor
901 E. Byrd Street                                        Investment Group, Inc.; Chairman and Director
Richmond, VA 23219                                        Mentor Income Fund, Inc., and America's Utility
                                                          Fund, Inc.; Chairman and Trustee, Mentor Funds,
                                                          Mentor Variable Investment Portfolios and Mentor
                                                          Institutional Trust.
Arnold H. Dreyfuss (70)          Trustee                  Chairman, Eskimo Pie Corporation; Trustee,
P.O. Box 18156                                            Mentor Funds, Mentor Variable Investment
Richmond, Virginia 23226                                  Portfolios and Mentor Institutional Trust; Director,
                                                          Mentor Income Fund, Inc. and America's Utility
                                                          Fund, Inc.; formerly, Chairman and Chief
                                                          Executive Officer, Hamilton Beach/Proctor-Silex,
                                                          Inc.
Thomas F. Keller (67)            Trustee                  R.J. Reynolds Industries Professor of Business
Fuqua School of Business                                  Administration and Former Dean of Fuqua School
Duke University                                           of Business, Duke University; Director of LADD
Durham, NC 27706                                          Furniture, Inc., Wendy's International, Inc.,
                                                          American Business Products, Inc., Dimon, Inc.,
                                                          and Biogen, Inc.; Director of Nations Balanced
                                                          Target Maturity Fund, Inc., Nations Government
                                                          Income Term Trust 2003, Inc., Nations
                                                          Government Income Term Trust 2004, Inc.,
                                                          Hatteras Income Securities, Inc., Nations
                                                          Institutional Reserves, Nations Fund Trust, Nations
                                                          Fund, Inc., Nations Fund Portfolios, Inc., and
                                                          Nations LifeGoal Funds, Inc. Trustee, Mentor
                                                          Funds, Mentor Variable Investment Portfolios and
                                                          Mentor Institutional Trust; Director, Mentor
                                                          Income Fund, Inc. and America's Utility Fund,
                                                          Inc.
Louis W. Moelchert, Jr. (57)     Trustee                  Vice President for Investments, University of
University of Richmond                                    Richmond; Trustee, Mentor Funds, Mentor
Richmond, VA 23173                                        Variable Investment Portfolios and Mentor
                                                          Institutional Trust; Director, Mentor Income Fund,
                                                          Inc. and America's Utility Fund, Inc.
Troy A. Peery, Jr. (52)          Trustee                  Trustee, Mentor Funds, Mentor Variable
c/o Cash Resource Trust                                   Investment Portfolios and Mentor Institutional
901 E. Byrd Street                                        Trust; Director, Mentor Income Fund, Inc. and
Richmond, Virginia 23219                                  America's Utility Fund, Inc.; Formerly, President
                                                          of Heilig-Meyers Company.
Peter J. Quinn, Jr. (38)*        Trustee                  Managing Director, Mentor Investment Group,
901 E. Byrd Street                                        LLC, and Mentor Services Company, Inc.; Trustee,
Richmond, VA 23219                                        Mentor Funds, Mentor Variable Investment
                                                          Portfolios and Mentor Institutional Trust; Director,
                                                          Mentor Income Fund, Inc. and America's Utility
                                                          Fund, Inc.

                                 POSITION HELD
  NAME, AGE, AND ADDRESS          WITH A FUND             PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------   ---------------------   -----------------------------------------------------
Arch T. Allen, III (58)      Trustee                 Attorney at law, Raleigh, North Carolina; Trustee,
c/o Cash Resource Trust                              Mentor Funds, Mentor Variable Investment
901 E. Byrd Street                                   Portfolios and Mentor Institutional Trust; Director,
Richmond, VA 23219                                   Mentor Income Fund, Inc. and America's Utility
                                                     Fund, Inc.; formerly, Vice Chancellor for
                                                     Development and University Relations, University
                                                     of North Carolina at Chapel Hill.
Weston E. Edwards (64)       Trustee                 President, Weston Edwards & Associates; Trustee
c/o Cash Resource Trust                              Mentor Funds, Mentor Variable Investment
901 E. Byrd Street                                   Portfolios and Mentor Institutional Trust; Director,
Richmond, VA 23219                                   Mentor Income Fund, Inc. and America's Utility
                                                     Fund, Inc.; Founder and Chairman, The Housing
                                                     Roundtable; formerly, President, Smart Mortgage
                                                     Access, Inc.
Jerry R. Barrentine (64)     Trustee                 President, J.R. Barretine & Associates; Trustee,
c/o Cash Resource Trust                              Mentor Funds, Mentor Variable Investment
901 E. Byrd Street                                   Portfolios and Mentor Institutional Trust; Director,
Richmond, VA 23219                                   Mentor Income Fund, Inc. and America's Utility
                                                     Fund, Inc.; formerly, Executive Vice President and
                                                     Chief Financial Officer, Barclays/American
                                                     Mortgage Director Corporation; Managing Partner,
                                                     Barrentine Lott & Associates.
J. Garnett Nelson (59)       Trustee                 Consultant, Mid-Atlantic Holdings, LLC; Trustee,
c/o Cash Resource Trust                              Mentor Funds, Mentor Variable Investment
901 E. Byrd Street                                   Portfolios and Mentor Institutional Trust; Director,
Richmond, VA 23219                                   Mentor Income Fund, Inc., America's Utility
                                                     Fund, Inc., GE Investment Funds, Inc., and
                                                     Lawyers Title Corporation; Member, Investment
                                                     Advisory Committee, Virginia Retirement System;
                                                     formerly, Senior Vice President, The Life
                                                     Insurance Company of Virginia.
Paul F. Costello (38)        President               Managing Director, Mentor Investment Group,
901 E. Byrd Street                                   LLC; President, Mentor Funds, Mentor Income
Richmond, VA 23219                                   Fund, Inc., Mentor Institutional Trust, Mentor
                                                     Variable Investment Portfolios and America's
                                                     Utility Fund, Inc.
Terry L. Perkins (51)        Treasurer,              Senior Vice President and Treasurer, Mentor
901 E. Byrd Street           Secretary               Investment Group, LLC; Treasurer, Mentor
Richmond, VA 23219                                   Institutional Trust, Mentor Funds, Mentor Variable
                                                     Investment Portfolios and Mentor Income Fund,
                                                     Inc.; Treasurer and Senior Vice President,
                                                     America's Utility Fund, Inc.
Michael Wade (32)            Assistant Treasurer     Vice President and Controller, Mentor Investment
901 E. Byrd Street                                   Group, LLC Assistant Treasurer, Mentor Income
Richmond, VA 23219                                   Fund, Inc., Mentor Funds, Mentor Institutional
                                                     Trust, Mentor Variable Investment Portfolios and
                                                     America's Utility Fund


-------------
* This Trustee is deemed to be an "interested person" of a Fund as defined in the 1940 Act.

     Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

     The table below shows the fees paid to each Trustee by the Trust for the 1998 fiscal year and the fees paid to each Trustee by all funds in the Mentor Family (including the Trust) during the 1998 calendar year.



                                     AGGREGATE COMPENSATION            TOTAL COMPENSATION
TRUSTEES                                 FROM THE TRUST         FROM ALL COMPLEX FUNDS (28 FUNDS)
---------------------------------   ------------------------   ----------------------------------
Daniel J. Ludeman ...............           $      0                        $     --
Arnold H. Dreyfuss ..............           $ 17,911                        $ 32,000
Thomas F. Keller ................           $ 15,793                        $ 29,000
Louis W. Moelchert, Jr. .........           $ 17,911                        $ 32,000
Troy A. Peery, Jr. ..............           $ 17,911                        $ 32,000
Peter J. Quinn, Jr. .............           $      0                        $      0
Arch T. Allen, III + ............           $ 13,967                        $ 35,000
Weston E. Edwards + .............           $ 13,967                        $ 42,000
Jerry R. Barrentine+ ............           $ 13,967                        $ 40,000
J. Garnett Nelson+ ..............           $ 13,967                        $ 40,000


-------------
+  Elected Trustee December 22, 1997.

     The Trustees do not receive pension or retirement benefits from the Trust.


     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


                        PRINCIPAL HOLDERS OF SECURITIES


     As of March 9, 1999, no Class A or Class S shares of any of the Funds were outstanding.



                    INVESTMENT ADVISORY AND OTHER SERVICES

     Under a Management Contract (the "Management Contract") between the Trust and Mentor Investment Advisors, LLC ("Mentor Advisors"), Mentor Advisors, at its expense, provides the Funds with investment advisory services.


     Until November 1, 1996, Commonwealth Advisors, Inc. served as investment advisor to each of the Funds then in existence, and Commonwealth Investment Counsel, Inc. served as sub-adviser to each of those Funds. On that date, Commonwealth Investment

Counsel, Inc. was reorganized as Mentor Investment Advisors, LLC, which became investment advisor to the Funds in place of Commonwealth Advisors, Inc.

     The table below shows amounts paid to Mentor Advisors (or, for periods prior to November 1, 1996, to Commonwealth Advisors) by each Fund for the periods indicated (in thousands):





                                              FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                 ENDED             ENDED             ENDED
                                             JULY 31, 1996     JULY 31, 1997     JULY 31, 1998
                                            ---------------   ---------------   --------------
Cash Resource Money Market Fund .........       $ 1,173           $ 4,041           $5,852
Cash Resource U.S. Government
  Money Market Fund .....................       $ 2,660           $ 4,470           $5,608
Cash Resource Tax-Exempt Money
  Market Fund ...........................       $   632           $ 1,326           $1,675
Cash Resource California Tax-Exempt
  Money Market Fund .....................       $    --           $   121           $  213
Cash Resource New York Tax-Exempt
  Money Market Fund .....................       $    --           $    11           $   28



     The amounts shown above as having been paid under the Management Contract to Commonwealth Advisors, Inc. or Mentor Advisors reflect expense reductions as follows, which are due to an expense limitation (in thousands):





                                              FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                 ENDED             ENDED             ENDED
                                             JULY 31, 1996     JULY 31, 1997     JULY 31, 1998
                                            ---------------   ---------------   --------------
Cash Resource Money Market Fund .........         $  0              $ 0               $0
Cash Resource U.S. Government Money
  Market Fund ...........................         $  0              $ 0               $0
Cash Resource Tax-Exempt Money Market
  Fund ..................................         $  0              $ 0               $0
Cash Resource California Tax-Exempt
  Money Market Fund .....................         $ --              $ 0               $0
Cash Resource New York Tax-Exempt
  Money Market Fund $-- .................         $ --              $ 6               $0



     Mentor Advisors makes available to the Trust, without expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to his individual consent to serve and to any limitations imposed by law. Mentor Advisors pays the compensation and expenses of officers and executive employees of the Trust. Mentor Advisors also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work. Mentor Advisors pays the Trust's office rent.


     Under the Management Contract, the Trust is responsible for all of its other expenses, including clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agents of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Mentor Advisors; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of a Fund's assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

     The Management Contract provides that Mentor Advisors shall not be subject to any liability to a Fund or to any shareholder for any act or omission in the course of, or connected with, its rendering services under the relevant contract in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

     The Management Contract may be terminated without penalty by vote of the Trustees as to any Fund or by the shareholders of that Fund, or by Mentor Advisors on 30 days written notice. The Management Contract also terminates without payment of any penalty in the event of its assignment. In addition, the Management Contract may be amended only by a vote of the shareholders of the affected Fund(s), and provides that it will continue in effect from year to year, beginning in February of 2000, only so long as such continuance is approved at least annually with respect to each Fund by vote of either the Trustees or the shareholders of a Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Mentor Advisors. In such a case, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

     Mentor Advisors may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to it and its affiliates in advising the Funds and other clients, provided that it will always seek best price and execution with respect to transactions. Certain investments may be appropriate for a Fund and for other clients advised by Mentor Advisors. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of Mentor Advisors on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Mentor Advisors to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of Mentor Advisors in the interest of achieving the most favorable net results for the Fund.

     BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     Mentor Advisors places all orders for the purchase and sale of portfolio securities for the Funds and buys and sells securities for the Funds through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for the Funds the best price and execution available. In seeking the best price and execution, Mentor Advisors, having in mind the Funds' best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, Mentor Advisors may receive research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Mentor Advisors and its affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because Mentor Advisors and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, and by the Management Contract, Mentor Advisors may cause a Fund to pay a broker-dealer which provides brokerage and research services to Mentor Advisors an amount of disclosed commission for effecting a securities transaction for that Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. Mentor Advisors' authority to cause a Fund to pay any such greater commissions in also subject to such policies as the Trustees may adopt from time to time.

     It is anticipated that most purchases and sales of portfolio investments will be with the issuer or with major dealers in money market instruments acting as principal. Accordingly, it is not anticipated that the Funds will pay significant brokerage commissions. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter. There is generally no stated commission in the case of securities purchased from or sold to dealers, but the prices of such securities usually include an undisclosed dealer's mark-up or mark-down. None of the Funds incurred brokerage or underwriting commissions in the 1996, 1997, or 1998 fiscal years.


                       DETERMINATION OF NET ASSET VALUE

     The net asset value per share of each class of a Fund is determined twice each day as of 12:00 noon and as of the close of regular trading (generally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is normally closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

     The valuation of each Fund's portfolio securities is based upon its amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, each Fund seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of a Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in a Fund would receive less investment income. The converse would apply on a day when the use of amortized cost by a Fund resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

     The valuation of a Fund's portfolio instruments at amortized cost is permitted by Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of distribution, redemption, and repurchase at $1.00. In the event Mentor Advisors determines that a deviation in net asset value from $1.00 per share may result in material dilution or is otherwise unfair to existing shareholders, it will take such corrective action as it believes necessary and appropriate, including informing the President of the Trust; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

     Since the net income of a class of shares of each Fund is declared as a dividend each time it is determined, the net asset value per share remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in a Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of a Fund in the shareholder's account on the last day of each month (or, if that day is not a business day, on the next business day). It is expected that a Fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a Fund determined at any time is a negative amount, a Fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by a Fund (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a Fund.

     Should a Fund incur or anticipate, with respect to its respective portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

     The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds may be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.


                                     TAXES

     Each Fund of the Trust intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Fund will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. As series of Massachusetts business trust, the Funds under present law will not be subject to any excise or income taxes in Massachusetts.

     Other than exempt-interest dividends from Cash Resource North Carolina, Pennsylvania, and Virginia Tax-Exempt Money Market Funds that are excludable from income, distributions from a Fund will be taxable to a shareholder whether received in cash or additional shares. Such distributions that are designated as capital gains dividends will be taxable as such, regardless of how long Fund shares are held, while other taxable distributions will be taxed as ordinary income. Also interest on indebtedness incurred to purchase shares of Cash Resource North Carolina, Pennsylvania, and Virginia Tax-Exempt Money Market Funds may be nondeductible.

     In order to qualify as a "regulated investment company," a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of a Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of U.S. Government Securities or other regulated investment companies) of any issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Fund must in general distribute at least 90% of the sum of its taxable net investment income,its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To satisfy these requirements, a Fund may engage in investment techniques that affect the amount, timing and character of its income and distributions.

     If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Net capital gain (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) of a Fund that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, generally taxable to individuals at a 20% rate, regardless of how long a shareholder has held the shares in the Fund.

     Each Fund is required to withhold 31% of all ordinary income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom a Fund is notified that the shareholder has underreported income in the past, or who fails to certify to a Fund that the shareholder is not subject to such withholding. Shareholders who fail to furnish their current tax identification numbers are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not willfull neglect. An individual's taxpayer identification number is his or her Social Security number. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     EXEMPT-INTEREST DIVIDENDS. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that a Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of a Fund's total distributions (not including capital gain dividend) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

     In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

     A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of a Fund's income that was tax-exempt during the period covered by the distribution.

     Each Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that a Fund will be able to do so. A shareholder may therefore recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of that Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gian or loss if the shares were held for longer than one year. Long-term capital gain is generally taxable to individuals at a 20% rate. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

     SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local, foreign and other taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local, or foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


                                 DISTRIBUTION

     Mentor Distributors, LLC is the principal underwriter of the continually offered shares of each of the Funds pursuant to a Distribution Agreement between Mentor Distributors and the Trust. Mentor Distributors is not obligated to sell any specific amount of shares of any Fund and will purchase shares of a Fund for resale only against orders for shares.


     The Trust, on behalf of each Fund, has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act with respect to its Class S shares (the "Plan"). The purpose of the Plan is to permit the Funds to compensate Mentor Distributors for services provided and expenses incurred by it in promoting the sale of Class S shares of the Funds, reducing redemptions, or maintaining or improving services provided to shareholders by Mentor Distributors or Financial Institutions. The Plans provide for payments by each Fund to Mentor Distributors at the annual rate of up to 0.38% of the Fund's average net assets attributable to its Class S shares, (0.33% in the case of Cash Resource California Tax-Exempt Money Market Fund and Cash Resource Tax-Exempt Money Market Fund; and 0.50% in the case of Cash Resource New York Tax-Exempt Money Market Fund), subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plans as to any Fund for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees.


     Continuance of a Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Trust, and have no direct or indirect financial interest in the operation of the Plan and related agreements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a Plan must be likewise approved by the Trustees and the Qualified Trustees.

     The Plan may not be amended in order to increase materially the costs which a Fund may bear for distribution pursuant to the Plan without also being approved by a majority of the outstanding Class S shares of that Fund. The
Plan terminates automatically in the event of its assignment and may be terminated as to any Fund without penalty, at any time, by a vote of a majority of the outstanding Class S shares of the Fund or by a vote of a majority of the Qualified Trustees.



      In order to compensate Financial Institutions for services provided in connection with sales of Class S Shares and the maintenance of shareholder accounts (or, in the case of certain Financial Institutions which are banking institutions, for certain administrative and shareholder services), Mentor Distributors, Mentor Advisors, or their affiliates may make periodic payments (from any amounts received under the Plans or from their other resources) to any qualifying Financial Institution based on the average net asset value of Class S Shares for which the Financial Institution is designated as the financial institution of record. Such payments may be made at an annual rate of between 0.15% and 0.40% in the case of the Money Market Fund and the U.S. Government Money Market Fund, between 0.15% and 0.33% in the case of the Tax-Exempt Fund and the California, North Carolina, and Pennsylvania, Tax-Exempt Funds, and between 0.15% and 0.38% in the case of the New York Tax-Exempt Fund. These payments may be suspended or modified at any time, and payments are subject to the continuation of the Plan and of applicable agreements between Mentor Distributors and the applicable Financial Institution. Financial Institutions receiving such payments include Wheat, First Securities, Inc., First Union Brokerage Service and EVEREN. For this purpose, "average net assets" attributable to a shareholder account means the product of (i) the average daily share balance of the Fund account times (ii) the Fund's average daily net asset value per share. For administrative reasons, Mentor Distributors may enter into agreements with certain Financial Institutions providing for the calculation of "average net assets" on the basis of assets of the accounts of the Financial Institutions' customers on an established day in this period.



                                 ORGANIZATION

     The Trust is an open-end investment company established under the laws of The Commonwealth of Massachusetts by Agreement and Declaration of Trust dated June 14, 1993.

     Shares entitle their holders to one vote per share, with fractional shares voting proportionally; however, separate votes will be taken by each Fund on matters affecting an individual Fund. Additionally, approval of the Management Contract is a matter to be determined separately by each Fund. Shares have noncumulative voting rights. Although a Fund is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if a Fund were liquidated, the shares of that Fund would receive the net assets of that Fund. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares.

     Additional Funds may be created from time to time with different investment objectives. Any additional Funds may be managed by investment advisers other than Mentor Advisors. In addition, the Trustees have the right, subject to any necessary regulatory approvals, to create more than one class of shares in a Fund, with the classes being subject to different charges and expenses and having such other different rights as the Trustees may prescribe and to terminate any Fund of the Trust.


                              PORTFOLIO TURNOVER

     The portfolio turnover rate of a Fund is defined by the Securities and Exchange Commission as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Funds will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.


                                   CUSTODIAN

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is the custodian of the Trust's assets. The custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Trust's investments. The custodian does not determine the investment policies of the Trust or decide which securities the Trust will buy or sell.


                             INDEPENDENT AUDITORS


     KPMG Peat Marwick LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Trust's independent auditors, providing audit services, tax return preparation, and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

                            PERFORMANCE INFORMATION

   (All performance information for prior periods is for Retail Shares of the Funds.)

     Based on the seven-day period ended July 31, 1998, Cash Resource Money Market Fund's yield was 4.80% and its effective yield was 4.92%. Based on the seven-day period ended July 31, 1998, Cash Resource U.S. Government Money Market Fund's yield was 5.26% and its effective yield was 5.42%. See below for information on how these Funds' yields and effective yields are calculated.

     Based on the seven-day period ended July 31, 1998, Cash Resource Tax-Exempt Money Market Fund's tax-exempt yield was 2.70%, and its tax-exempt effective yield was 2.73%. A shareholder in a 31.00% federal tax bracket would have to earn 3.91% from a taxable investment to produce an after-tax yield equal to the Fund's tax-exempt yield of 2.70% and an effective yield of 3.96% from a taxable investment to produce an after-tax yield equal to the Fund's tax-exempt effective yield of 2.73%. See below for information on how the Fund's tax-exempt yield and tax-exempt effective yield are calculated.

     Based on the seven-day period ended July 31, 1998, Cash Resource California Tax-Exempt Money Market Fund's tax-exempt yield was 2.21%, and its tax-exempt effective yield was 2.24%. A shareholder in a 31.00% federal tax bracket would have to earn 3.20% from a taxable investment to produce an after-tax yield equal to the Fund's tax-exempt yield of 2.21% and an effective yield of 3.25% from a taxable investment to produce an after-tax yield equal to the Fund's tax-exempt effective yield of 2.24%. See below for information on how the Fund's tax-exempt yield and tax-exempt effective yield are calculated.

     Based on the seven-day period ended July 31, 1998, Cash Resource New York Tax-Exempt Money Market Fund's tax-exempt yield was 2.42% and its tax-exempt effective yield was 2.45% A shareholder in a 31.00% federal tax bracket would have to earn 3.51% from a taxable investment toproduce an after-tax yield equal to the Fund's tax-exempt yield of 2.42% and an effective yield of 3.55% from a taxable investment to produce an after-tax yield equal to the Fund's tax-exempt effective yield of 2.45%. See below for information on how the Fund's tax-exempt yield and tax-exempt effective yield are calculated.

     The yield of each class of shares of a Fund is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of that class over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The effective yield of a class of shares of a Fund represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

     In the case of Cash Resource Tax-Exempt Money Market Fund, the Cash Resource California Tax-Exempt Money Market Fund and the Cash Resource New York Tax-Exempt Money Market Fund, the tax-equivalent yield of a class of shares of a Fund during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. Tax-equivalent yield will differ for shareholders in other tax brackets.

EQUIVALENT YIELDS: TAX-EXEMPT VERSUS TAXABLE SECURITIES FOR THE CASH RESOURCE
                         TAX-EXEMPT MONEY MARKET FUND


     The table below shows the effect of the tax status of Tax-Exempt Securities on the effective yield received by their individual holders under the federal income tax laws in effect for 1998. It gives the approximate yield a taxable security must earn at various income levels to produce after-tax yields equivalent to those of Tax-Exempt Securities yielding from 4.0% to 8.0%.




                                            TAX-FREE YIELD
                        -------------------------------------------------------
        FEDERAL           FEDERAL    EFFECTIVE    4.00%      4.50%      5.00%
        TAXABLE             TAX       FEDERAL  ---------- ---------- ----------
         INCOME           BRACKET      RATE        TAXABLE EQUIVALENT YIELD
----------------------- ----------- ---------- --------------------------------
MARRIED
$ 0-42,350............. 15.00%      15.00%     4.71%      5.29%      5.88%
$ 42,351-102,300....... 28.00%      28.00%     5.56%      6.25%      6.94%
$102,301-124,500....... 31.00%      31.00%     5.80%      6.52%      7.25%
$124,501-155,950....... 31.00%      31.93%     5.88%      6.61%      7.35%
$155,951-278,450....... 36.00%      37.08%     6.36%      7.15%      7.95%
Over $278,450.......... 39.60%      40.79%     6.76%      7.60%      8.44%
SINGLE
$ 0-25,350............. 15.00%      15.00      4.71%      5.29%      5.88%
$ 25,351-61,400........ 28.00%      28.00%     5.56%      6.25%      6.94%
$ 61,401-124,500....... 31.00%      31.00%     5.80%      6.52%      7.25%
$124,501-128,500....... 31.00%      31.93%     5.88%      6.61%      7.35%
$128,101-278,450....... 36.00%      37.08%     6.36%      7.15%      7.95%
Over $278,450.......... 39.60%      40.79%     6.76%      7.60%      8.44%



                                                 TAX-FREE YIELD
                        -----------------------------------------------------------------
                          5.50%      6.00%      6.50%      7.00%      7.50%      8.00%
                        ---------- ---------- ---------- ---------- ---------- ----------
        FEDERAL
        TAXABLE
         INCOME                             TAXABLE EQUIVALENT YIELD
----------------------- -----------------------------------------------------------------
MARRIED
$ 0-42,350............. 6.47%       7.06%      7.65%      8.24%      8.82%      9.41%
$ 42,351-102,300....... 7.64%       8.33%      9.03%      9.72%     10.42%     11.11%
$102,301-124,500....... 7.97%       8.70%      9.42%     10.14%     10.87%     11.59%
$124,501-155,950....... 8.08%       8.81%      9.55%     10.28%     11.02%     11.75%
$155,951-278,450....... 8.74%       9.54%     10.33%     11.13%     11.92%     12.71%
Over $278,450.......... 9.29%      10.13%     10.98%     11.82%     12.67%     13.51%
SINGLE
$ 0-25,350............. 6.47%       7.06%      7.65%      8.24%      8.82%      9.41%
$ 25,351-61,400........ 7.64%       8.33%      9.03%      9.72%     10.42%     11.11%
$ 61,401-124,500....... 7.97%       8.70%      9.42%     10.14%     10.87%     11.59%
$124,501-128,500....... 8.08%       8.81%      9.55%     10.28%     11.02%     11.75%
$128,101-278,450....... 8.74%       9.54%     10.33%     11.13%     11.92%     12.71%
Over $278,450.......... 9.29%      10.13%     10.98%     11.82%     12.67%     13.51%

-------------
Note: This table reflects the following:

1 Taxable income, as reflected in the above table, equals Federal adjusted gross income (AGI), less personal exemptions and itemized deductions. However, certain itemized deductions are reduced by the lesser of (i) three percent of the amount of the taxpayer's AGI over $124,500, or (ii) 80 percent of the amount of such itemized deductions otherwise allowable. The effect of the three percent phase out on all itemized deductions and not just those deductions subject to the phase out is reflected above in the Federal tax rates through the use of higher effective Federal tax rates. In addition, the effect of the 80 percent cap on overall percent cap on overall itemized deductions is not reflected on this table. Federal income tax rules also provide that personal exemptions are phased out at a rate of two percent for each $2,500 (or fraction thereof) of AGI in excess of $186,800 for married taxpayers filing a joint tax return and $124,500 for single taxpayers. The effect of the phase out of personal exemptions is not reflected in the above table.

2 Interest earned on municipal obligations may be subject to the federal alternative minimum tax. This provision is not incorporated into the table.


3 The taxable equivalent yield table does not incorporate the effect of graduated rate structures in determining yields. Instead, the tax rates used are the highest marginal tax rates applicable to the income levels indicated within each bracket.

4 Interest earned on all municipal obligations may cause certain investors to be subject to tax on a portion of their Social Security and/or railroad retirement benefits. The effect of this provision is not included in the above table.

  Of course, there is no assurance that the Tax-Exempt Money Market Fund will achieve any specific tax-exempt yield. While it is expected that the Tax-Exempt Money Market Fund will invest principally in obligations which pay interest exempt from federal income tax, other income received by the Tax-Exempt Money Market Fund may be taxable. The table does not take into account any state or local taxes payable on Tax-Exempt Money Market Fund distributions.

            EQUIVALENT YIELDS: TAX-EXEMPT VERSUS TAXABLE SECURITIES

CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

     The table below shows the effect of the tax status of California Tax-Exempt Securities on the effective yield received by their individual holders under the federal income tax and California personal income tax laws currently in effect for 1998. It gives the approximate yield a taxable security must earn at various income levels to produce after-tax yields equivalent to those of California Tax-Exempt Securities yielding from 4.0% to 8.0%.


                                              TAX-FREE YIELD
                   ---------------------------------------------------------------------
      FEDERAL        FEDERAL    EFFECTIVE   CALIFORNIA   COMBINED     4.00%      4.50%
      TAXABLE          TAX       FEDERAL       STATE     EFFECTIVE ---------- ----------
                                                                    TAXABLE EQUIVALENT
      INCOME         BRACKET       RATE      TAX RATE      RATE            YIELD
------------------ ----------- ----------- ------------ ---------- ---------------------
MARRIED
$       0-10,262   15.00%      15.00%      1.00%        15.85%     4.75%      5.35%
$  10,263-24,322   15.00%      15.00%      2.00%        16.70%     4.80%      5.40%
$  24,323-38,386   15.00%      15.00%      4.00%        18.40%     4.90%      5.51%
$  38,387-42,350   15.00%      15.00%      6.00%        20.10%     5.01%      5.63%
$  42,351-53,288   28.00%      28.00%      6.00%        32.32%     5.91%      6.65%
$  53,289-67,346   28.00%      28.00%      8.00%        33.76%     6.04%      6.79%
$ 67,347-102,300   28.00%      28.00%      9.30%        34.70%     6.13%      6.89%
$102,301-124,500   31.00%      31.00%      9.30%        37.42%     6.39%      7.19%
$124,501-155,950   31.00%      31.93%      9.30%        38.26%     6.48%      7.29%
$155,951-278,450   36.00%      37.08%      9.30%        42.93%     7.01%      7.89%
Over $278,450      39.60%      40.79%      9.30%        46.29%     7.45%      8.38%
SINGLE
$        0-5,131   15.00%      15.00%      1.00%        15.85%     4.75%      5.35%
$   5,132-12,161   15.00%      15.00%      2.00%        16.70%     4.80%      5.40%
$  12,162-19,193   15.00%      15.00%      4.00%        18.40%     4.90%      5.51%
$  19,194-25,350   15.00%      15.00%      6.00%        20.10%     5.01%      5.63%
$  25,351-26,644   28.00%      28.00%      6.00%        32.32%     5.91%      6.65%
$  26,645-33,673   28.00%      28.00%      8.00%        33.76%     6.04%      6.79%
$  33,674-61,400   28.00%      28.00%      9.30%        34.70%     6.13%      6.89%
$ 61,401-124,500   31.00%      31.00%      9.30%        37.42%     6.39%      7.19%
$124,501-128,100   31.00%      31.93%      9.30%        38.26%     6.48%      7.29%
$128,101-278,450   36.00%      37.08%      9.30%        42.93%     7.01%      7.89%
OVER $278,450      39.60%      40.79%      9.30%        46.29%     7.45%      8.38%



                                                  TAX-FREE YIELD
                   ----------------------------------------------------------------------------
                      5.00%      5.50%      6.00%      6.50%      7.00%      7.50%      8.00%
                   ---------- ---------- ---------- ---------- ---------- ---------- ----------
      FEDERAL
      TAXABLE
      INCOME                                 TAXABLE EQUIVALENT YIELD
------------------ ----------------------------------------------------------------------------
MARRIED
$       0-10,262   5.94%       6.54%      7.13%      7.72%      8.32%      8.91%      9.51%
$  10,263-24,322   6.00%       6.60%      7.20%      7.80%      8.40%      9.00%      9.60%
$  24,323-38,386   6.13%       6.74%      7.35%      7.97%      8.58%      9.19%      9.80%
$  38,387-42,350   6.26%       6.88%      7.51%      8.14%      8.76%      9.39%     10.01%
$  42,351-53,288   7.39%       8.13%      8.87%      9.60%     10.34%     11.08%     11.82%
$  53,289-67,346   7.55%       8.30%      9.06%      9.81%     10.57%     11.32%     12.08%
$ 67,347-102,300   7.66%       8.42%      9.19%      9.95%     10.72%     11.48%     12.25%
$102,301-124,500   7.99%       8.79%      9.59%     10.39%     11.19%     11.98%     12.78%
$124,501-155,950   8.10%       8.91%      9.72%     10.53%     11.34%     12.15%     12.96%
$155,951-278,450   8.76%       9.64%     10.51%     11.39%     12.27%     13.14%     14.02%
Over $278,450      9.31%      10.24%     11.17%     12.10%     13.03%     13.97%     14.90%
SINGLE
$        0-5,131   5.94%       6.54%      7.13%      7.72%      8.32%      8.91%      9.51%
$   5,132-12,161   6.00%       6.60%      7.20%      7.80%      8.40%      9.00%      9.60%
$  12,162-19,193   6.13%       6.74%      7.35%      7.97%      8.58%      9.19%      9.80%
$  19,194-25,350   6.26%       6.88%      7.51%      8.14%      8.76%      9.39%     10.01%
$  25,351-26,644   7.39%       8.13%      8.87%      9.60%     10.34%     11.08%     11.82%
$  26,645-33,673   7.55%       8.30%      9.06%      9.81%     10.57%     11.32%     12.08%
$  33,674-61,400   7.66%       8.42%      9.19%      9.95%     10.72%     11.48%     12.25%
$ 61,401-124,500   7.99%       8.79%      9.59%     10.39%     11.19%     11.98%     12.78%
$124,501-128,100   8.10%       8.91%      9.72%     10.53%     11.34%     12.15%     12.96%
$128,101-278,450   8.76%       9.64%     10.51%     11.39%     12.27%     13.14%     14.02%
OVER $278,450      9.31%      10.24%     11.17%     12.10%     13.03%     13.97%     14.90%

Note: This table reflects the following:

1 Taxable income, as reflected in the above table, equals Federal adjusted gross income (AGI), less personal exemptions and itemized deductions (including the deduction for state income tax). However, certain itemized deductions are reduced by the lesser of (i) three percent of the amount of the taxpayer's AGI over $124,500, or (ii) 80 percent of the amount of such itemized deductions otherwise allowable. The effect of the three percent phase out on all itemized deductions and not just those deductions subject to the phase out is reflected above in the Federal tax rates through the use of higher effective Federal tax rates. In addition, the effect of the 80 percent cap on overall itemized deductions is not reflected on this table. Federal income tax rules also provide that personal exemptions are phased out at a rate of two percent for each $2,500 (or fraction thereof) of AGI in excess of $186,800 for married taxpayers filing a joint tax return and $124,500 for single taxpayers. The effect of the phase out of personal exemptions is not reflected in the table above.

2 Interest earned on municipal obligations may be subject to the federal alternative minimum tax. The effect of this provision is not incorporated into the table.

3 The taxable equivalent yield table does not incorporate the effect of graduated rate structures in determining yields. Instead, the tax rates used are the highest rates applicable to the income levels indicated within each bracket.

4 Interest earned on all municipal obligations may cause certain investors to be subject to tax on a portion of their Social Security and/or railroad retirement benefits. The effect of this provision is not included in the above table.

     Of course, there is no assurance that the Fund will achieve any specific tax-exempt yield. While it is expected that the Fund will invest principally in obligations which pay income received by the Fund may be taxable. The table does not take into account any state or local taxes payable on Fund distributions except for California personal income tax.


                     NEW YORK TAX-EXEMPT MONEY MARKET FUND

     The tables below show the effect of the tax status of New York Tax-Exempt Securities on the effective yield received by their individual holders, in the case of table 1, under the federal income tax and New York State personal income tax laws currently in effect for 1998, and in the case of table 2, under the federal, New York State and New York City personal income tax laws currently in effect for 1998. The tables give the approximate yield a taxable security must earn at various income levels to produce after-tax yields equivalent to those of New York Tax-Exempt Securities yielding from 4.0% to 8.0%.
                                    TABLE 1


                                               TAX-FREE YIELD
                     ------------------------------------------------------------------
                                  EFFECTIVE
       FEDERAL         FEDERAL     FEDERAL   NEW YORK   COMBINED     4.00%      4.50%
       TAXABLE           TAX         TAX       STATE    EFFECTIVE ---------- ----------
                                                                   TAXABLE EQUIVALENT
       INCOME          BRACKET      RATE     TAX RATE     RATE            YIELD
-------------------- ----------- ---------- ---------- ---------- ---------------------
MARRIED
$        0-16,000    15.00%      15.00%     4.00%      18.40%     4.90%      5.51%
$   16,000-22,000    15.00%      15.00%     4.50%      18.83%     4.93%      5.54%
$   22,001-26,000    15.00%      15.00%     5.25%      19.46%     4.97%      5.59%
$   26,000-40,000    15.00%      15.00%     5.90%      20.02%     5.00%      5.63%
$   40,001-42,350    15.00%      15.00%     6.85%      20.82%     5.05%      5.68%
$  42,351-102,300    28.00%      28.00%     6.85%      32.93%     5.96%      6.71%
$ 102,301-124,500    31.00%      31.00%     6.85%      35.73%     6.22%      7.00%
$ 124,501-155,900    31.00%      31.93%     6.85%      36.59%     6.31%      7.10%
$ 124,501-155,900    31.00%      31.93%     6.85%      36.59%     6.31%      7.10%
$ 155,951-278,450    36.00%      37.08%     6.85%      41.39%     6.82%      7.68%
Over $278,450        39.60%      40.79%     6.85%      44.84%     7.25%      8.16%
SINGLE
$         0-8,000    15.00%      15.00%     4.00%      18.40%     4.90%      5.51%
$    8,001-11,000    15.00%      15.00%     4.50%      18.83%     4.93%      5.54%
$   11,001-13,000    15.00%      15.00%     5.25%      19.46%     4.97%      5.59%
$   13,001-20,000    15.00%      15.00%     5.90%      20.02%     5.00%      5.63%
$   20,001-25,350    15.00%      15.00%     6.85%      20.82%     5.05%      5.68%
$   25,351-61,400    28.00%      28.00%     6.85%      32.93%     5.96%      6.71%
$  61,401-124,500    31.00%      31.00%     6.85%      35.73%     6.22%      7.00%
$ 124,501-128,100    31.00%      31.93%     6.85%      36.59%     6.31%      7.10%
$ 128,101-278,450    36.00%      37.08%     6.85%      41.39%     6.82%      7.68%
Over $278,450        39.60%      40.79%     6.85%      44.84%     7.25%      8.16%



                                                    TAX-FREE YIELD
                     ----------------------------------------------------------------------------
                        5.00%      5.50%      6.00%      6.50%      7.00%      7.50%      8.00%
                     ---------- ---------- ---------- ---------- ---------- ---------- ----------
       FEDERAL
       TAXABLE
       INCOME                                  TAXABLE EQUIVALENT YIELD
-------------------- ----------------------------------------------------------------------------
MARRIED
$        0-16,000    6.13%      6.74%       7.35%      7.97%      8.58%      9.19%      9.80%
$   16,000-22,000    6.16%      6.78%       7.39%      8.01%      8.62%      9.24%      9.86%
$   22,001-26,000    6.21%      6.83%       7.45%      8.07%      8.69%      9.31%      9.93%
$   26,000-40,000    6.25%      6.88%       7.50%      8.13%      8.75%      9.38%     10.00%
$   40,001-42,350    6.31%      6.95%       7.58%      8.21%      8.84%      9.47%     10.10%
$  42,351-102,300    7.46%      8.20%       8.95%      9.69%     10.44%     11.18%     11.93%
$ 102,301-124,500    7.78%      8.56%       9.34%     10.11%     10.89%     11.67%     12.45%
$ 124,501-155,900    7.89%      8.67%       9.46%     10.25%     11.04%     11.83%     12.62%
$ 124,501-155,900    7.89%      8.67%       9.46%     10.25%     11.04%     11.83%     12.62%
$ 155,951-278,450    8.53%      9.38%      10.24%     11.09%     11.94%     12.80%     13.65%
Over $278,450        9.07%      9.97%      10.88%     11.78%     12.69%     13.60%     14.50%
SINGLE
$         0-8,000    6.13%      6.74%       7.35%      7.97%      8.58%      9.19%      9.80%
$    8,001-11,000    6.16%      6.78%       7.39%      8.01%      8.62%      9.24%      9.86%
$   11,001-13,000    6.21%      6.83%       7.45%      8.07%      8.69%      9.31%      9.93%
$   13,001-20,000    6.25%      6.88%       7.50%      8.13%      8.75%      9.38%     10.00%
$   20,001-25,350    6.31%      6.95%       7.58%      8.21%      8.84%      9.47%     10.10%
$   25,351-61,400    7.46%      8.20%       8.95%      9.69%     10.44%     11.18%     11.93%
$  61,401-124,500    7.78%      8.56%       9.34%     10.11%     10.89%     11.67%     12.45%
$ 124,501-128,100    7.89%      8.67%       9.46%     10.25%     11.04%     11.83%     12.62%
$ 128,101-278,450    8.53%      9.38%      10.24%     11.09%     11.94%     12.80%     13.65%
Over $278,450        9.07%      9.97%      10.88%     11.78%     12.69%     13.60%     14.50%

Note: This table reflects the following:


1 Taxable income, as reflected in the above table, equals Federal adjusted gross income (AGI), less personal exemptions and itemized deductions (including the deduction for state income tax). However, certain itemized deductions are reduced by the lesser of (i) three percent of the amount of the taxpayer's AGI over $124,500, or (ii) 80 percent of the amount of such itemized deductions otherwise allowable. The effect of the three percent phase out on all itemized deductions and not just those deductions subject to the phase out is reflected above in the Federal tax rates through the use of higher effective Federal tax rates. In addition, the effect of the 80 percent cap on overall itemized deductions is not reflected on this table. Federal income tax rules also provide that personal exemptions are phased out at a rate of two effective Federal tax rates. Federal income tax rules also provide that personal exemptions are phased out at a rate of two percent for each $2,500 (or fraction thereof) of AGI in excess of $186,800 for married taxpayers filing a joint tax return and $124,500 for single taxpayers. The effect of the phase out of personal exemptions is not reflected in the above table.

2 Interest earned on municipal obligations may be subject to the federal alternative minimum tax. The effect of this provision is not incorporated into the table.

3 The taxable equivalent yield table does not incorporate the effect of graduated rate structures in determining yields. Instead, the tax rates used are the highest rates applicable to the income levels indicated within each bracket.

4 Interest earned on all municipal obligations may cause certain investors to be subject to tax on a portion of their Social Security and/or railroad retirement benefits. The effect of this provision is not included in the above table.

                                     TABLE 2

                                                     TAX-FREE YIELD
                     -------------------------------------------------------------------------------
                                  EFFECTIVE                          NEW YORK
       FEDERAL         FEDERAL     FEDERAL    NEW YORK   NEW YORK      CITY     COMBINED     4.00%
       TAXABLE           TAX         TAX        STATE      CITY     SURCHARGE   EFFECTIVE ----------
                                                                                           TAXABLE
                                                                                          EQUIVALENT
       INCOME          BRACKET       RATE     TAX RATE   TAX RATE      RATE       RATE      YIELD
-------------------- ----------- ----------- ---------- ---------- ----------- ---------- ----------
MARRIED
$        0-14,400    15.00%      15.00%      4.00%      2.70%      0.00%       20.70%     5.04%
$   14,401-16,000    15.00%      15.00%      4.00%      2.70%      0.51%       21.13%     5.07%
$   16,000-21,600    15.00%      15.00%      4.50%      2.70%      0.51%       21.55%     5.10%
$   21,601-22,000    15.00%      15.00%      4.50%      3.30%      0.51%       22.06%     5.13%
$  22,001-$26,000    15.00%      15.00%      5.25%      3.30%      0.51%       22.70%     5.17%
$   26,001-27,000    15.00%      15.00%      5.90%      3.30%      0.51%       23.25%     5.21%
$  27,001-$40,000    15.00%      15.00%      6.85%      3.30%      0.55%       24.10%     5.27%
$  40,000-$42,350    15.00%      15.00%      6.85%      3.30%      0.55%       24.10%     5.27%
$   42,351-45,000    28.00%      28.00%      6.85%      3.30%      0.55%       35.70%     6.22%
$   45,001-90,000    28.00%      28.00%      6.85%      3.35%      0.51%       35.71%     6.22%
$  90,001-102,300    28.00%      28.00%      6.85%      3.40%      0.51%       35.75%     6.23%
$ 102,301-108,000    31.00%      31.00%      6.85%      3.40%      0.51%       38.42%     6.50%
$ 108,001-124,500    31.00%      31.00%      6.85%      3.40%      0.51%       38.42%     6.50%
$ 124,501-155,900    31.00%      31.93%      6.86%      3.40%      0.51%       39.25%     6.58%
$155,951-$278,453     6.00%      37.08%      6.85%      3.40%      0.51%       43.85%     7.12%
Over $278,450        39.60%      40.79%      6.85%      3.40%      0.51%       47.16%     7.57%
SINGLE
$         0-8,000    15.00%      15.00%      4.00%      2.70%      0.00%       20.70%     5.04%
$    8,001-$8,400    15.00%      15.00%      4.50%      2.70%      0.00%       21.55%     5.10%
$   8,401-$11,000    15.00%      15.00%      4.50%      2.70%      0.51%       21.55%     5.10%
$   11,001-12,000    15.00%      15.00%      5.25%      2.70%      0.51%       22.19%     5.14%
$  12,0001-13,000    15.00%      15.00%      5.25%      3.30%      0.51%       22.70%     5.17%
$  13,001-$15,000    15.00%      15.00%      5.90%      3.30%      0.51%       23.29%     5.21%
$  15,001-$20,000    15.00%      15.00%      5.90%      3.30%      0.55%       23.29%     5.21%
$  20,001-$25,000    15.00%      15.00%      6.85%      3.30%      0.55%       24.06%     5.27%
$   25,001-25,350    15.00%      15.00%      6.85%      3.35%      0.51%       24.10%     5.27%
$   25,351-50,000    28.00%      28.00%      6.85%      3.35%      0.51%       35.71%     6.22%
$   50,001-61,400    28.00%      28.00%      6.85%      3.40%      0.51%       35.75%     6.23%
$  61,401-124,500    31.00%      31.00%      6.85%      3.40%      0.51%       38.42%     6.50%
$ 124,501-128,100    31.00%      31.93%      6.85%      3.40%      0.51%       39.25%     6.58%
$128,101-$278,450    36.00%      37.08%      6.85%      3.40%      0.51%       43.85%     7.12%
Over $278,450        39.60%      40.79%      6.85%      3.40%      0.51%       46.86%     7.53%



                                              TAX-FREE YIELD
                     -----------------------------------------------------------------
                        4.50%      5.00%      5.50%      6.00%      6.50%      7.00%      7.50%      8.00%
                     ---------- ---------- ---------- ---------- ---------- ---------- ---------- -----------
       FEDERAL
       TAXABLE
       INCOME                            TAXABLE EQUIVALENT YIELD
-------------------- -----------------------------------------------------------------
MARRIED
$        0-14,400    5.67%      6.30%       6.94%      7.57%      8.20%      8.83%      9.46%     10.09%
$   14,401-16,000    5.71%      6.34%       6.97%      7.61%      8.24%      8.88%      9.51%     10.14%
$   16,000-21,600    5.74%      6.37%       7.01%      7.65%      8.29%      8.92%      9.56%     10.20%
$   21,601-22,000    5.77%      6.42%       7.06%      7.70%      8.34%      8.98%      9.62%     10.26%
$  22,001-$26,000    5.82%      6.47%       7.12%      7.76%      8.41%      9.06%      9.70%     10.35%
$   26,001-27,000    5.86%      6.51%       7.17%      7.82%      8.47%      9.12%      9.77%     10.42%
$  27,001-$40,000    5.93%      6.59%       7.25%      7.90%      8.56%      9.22%      9.88%     10.54%
$  40,000-$42,350    5.93%      6.59%       7.25%      7.90%      8.56%      9.22%      9.88%     10.54%
$   42,351-45,000    7.00%      7.78%       8.55%      9.33%     10.11%     10.89%     11.66%     12.44%
$   45,001-90,000    7.00%      7.78%       8.56%      9.33%     10.11%     10.89%     11.67%     12.44%
$  90,001-102,300    7.00%      7.78%       8.56%      9.34%     10.12%     10.89%     11.67%     12.45%
$ 102,301-108,000    7.31%      8.12%       8.93%      9.74%     10.56%     11.37%     12.18%     12.99%
$ 108,001-124,500    7.31%      8.12%       8.93%      9.74%     10.56%     11.37%     12.18%     12.99%
$ 124,501-155,900    7.41%      8.23%       9.05%      9.88%     10.70%     11.52%     12.35%     13.17%
$155,951-$278,453    8.01%      8.90%       9.80%     10.69%     11.58%     12.47%     13.36%     14.25%
Over $278,450        8.52%      9.46%      10.41%     11.35%     12.30%     13.25%     14.19%     15.14%
SINGLE
$         0-8,000    5.67%      6.30%       6.94%      7.57%      8.20%      8.83%      9.46%     10.09%
$    8,001-$8,400    5.74%      6.37%       7.01%      7.65%      8.29%      8.92%      9.56%     10.20%
$   8,401-$11,000    5.74%      6.37%       7.01%      7.65%      8.29%      8.92%      9.56%     10.20%
$   11,001-12,000    5.78%      6.43%       7.07%      7.71%      8.35%      9.00%      9.64%     10.28%
$  12,0001-13,000    5.82%      6.47%       7.12%      7.76%      8.41%      9.06%      9.70%     10.35%
$  13,001-$15,000    5.87%      6.52%       7.17%      7.82%      8.47%      9.12%      9.78%     10.43%
$  15,001-$20,000    5.87%      6.52%       7.17%      7.82%      8.47%      9.12%      9.78%     10.43%
$  20,001-$25,000    5.93%      6.58%       7.24%      7.90%      8.56%      9.22%      9.88%     10.53%
$   25,001-25,350    5.93%      6.59%       7.25%      7.91%      8.56%      9.22%      9.88%     10.54%
$   25,351-50,000    7.00%      7.78%       8.56%      9.33%     10.11%     10.89%     11.67%     12.44%
$   50,001-61,400    7.00%      7.78%       8.56%      9.34%     10.12%     10.89%     11.67%     12.45%
$  61,401-124,500    7.31%      8.12%       8.93%      9.74%     10.56%     11.37%     12.18%     12.99%
$ 124,501-128,100    7.41%      8.23%       9.05%      9.88%     10.70%     11.52%     12.35%     13.17%
$128,101-$278,450    8.01%      8.90%       9.80%     10.69%     11.58%     12.47%     13.36%     14.25%
Over $278,450        8.47%      9.41%      10.35%     11.29%     12.23%     13.17%     14.11%     15.05%

Note: This table reflects the following:


1 Taxable income, as reflected in the above table, equals Federal adjusted gross income (AGI), less personal exemptions and itemized deductions (including the deduction for state income tax). However, certain itemized deductions are reduced by the lesser of (i) three percent of the amount of the taxpayer's AGI over $124,500, or (ii) 80 percent of the amount of such itemized deductions otherwise allowable. The effect of the three percent phase out on all itemized deductions and not just those deductions subject to the phase out is reflected above in the Federal tax rates through the use of higher effective Federal tax rates. In addition, the effect of the 80 percent cap on overall itemized deductions is not reflected on this table. Federal income tax rules also provide that personal exemptions are phased out at a rate of two effective Federal tax rates. Federal income tax rules also provide that personal exemptions are phased out at a rate of two percent for each $2,500 (or fraction thereof) of AGI in excess of $186,800 for married taxpayers filing a joint tax return and $124,500 for single taxpayers. The effect of the phase out of personal exemptions is not reflected in the above table.

2 Interest earned on municipal obligations may be subject to the federal alternative minimum tax. The effect of this provision is not incorporated into the table.

3 The taxable equivalent yield table does not incorporate the effect of graduated rate structures in determining yields. Instead, the tax rates used are the highest rates applicable to the income levels indicated within each bracket.

4 Interest earned on all municipal obligations may cause certain investors to be subject to tax on a portion of their Social Security and/or railroad retirement benefits. The effect of this provision is not included in the above table.

     Of course, there is no assurance that the Fund will achieve any specific tax-exempt yield. While it is expected that the Fund will invest principally in obligations which pay interest exempt from federal income tax and New York State and City personal income taxes, other income received by the Fund may be taxable. The tables do not take into account any state or local taxes payable on Fund distributions except for the New York State and for table 2, New York City personal income taxes.


     EXPENSE LIMITATIONS. From time to time, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce a Fund's expenses, as described in the Trust's current prospectus. Any such waiver or assumption would increase that Fund's yield during the period of the waiver or assumption.


     COMPARATIVE INFORMATION. Independent statistical agencies measure a Fund's investment performance and publish comparative information showing how the Fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, a Fund may distribute these comparisons to its shareholders or to potential investors. The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

     Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, reflecting generally changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, for example year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     Morningstar, Inc. distributes mutual fund ratings twice a month. the ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Fund's 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

     Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.


     Independent publications may also evaluate a Fund's performance. Certain of those publications are listed below, at the request of Mentor Distributors, which bears full responsibility for their use and the descriptions appearing below. From time to time any or all of the Funds may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

     Business Week publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Funds are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

     Investor's Business Daily publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

     Barron's periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Funds, Growth Funds, U.S. Government Funds, Equity Income Funds, Global Funds, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

     The Wall Street Journal publishes its Mutual Fund Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

     Fortune magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Funds are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3-year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

     Money magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

     Financial World publishes its monthly Independent Appraisals of Mutual Funds, a survey of approximately 1000 mutual funds. Funds are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate- and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

     Forbes magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Funds performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

     Kiplinger's Personal Finance Magazine (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Funds are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Funds compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Funds are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

     U.S. News and World Report periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Funds compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

     The 100 Best Mutual Funds You Can Buy (1992), authored by Gordon K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a five-point system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."


INVESTMENT PROFESSIONALS OF MENTOR INVESTMENT ADVISORS, LLC

R. PRESTON NUTTALL, CFA

     Mr. Nuttall has more than thirty years of investment management experience. Prior to his involvement with the Mentor organization, he led short-term fixed-income management for fifteen years at Capitoline Investment Services, Inc. He has his undergraduate degree in economics from the University of Richmond and his graduate degree in finance from the Wharton School at the University of Pennsylvania.

HUBERT R. WHITE III


     Mr. White has thirteen years of investment management experience. Prior to joining the Mentor organization, he served for five years as portfolio manager with Capitoline Investment Services. He has his undergraduate degree in business from the University of Richmond.


GREGORY S. KAPLAN

     Mr. Kaplan brings over 6 years of analytical and investment experience to Mentor. Prior to joining the firm, Mr. Kaplan served four years as a credit specialist analyzing commercial credit for NationsBank. He began his career in the Investment Services division of Prudential Insurance. Mr. Kaplan is a graduate of Rutgers University and earned his MBS from the Pamplin College of Business at Virginia Polytechnic Institute and State University.



                             SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustee. The Agreement and Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

     Of course, there is no assurance that the Tax-Exempt Money Market Fund will achieve any specific tax-exempt yield. While it is expected that the Tax-Exempt Money Market Fund will invest principally in obligations which pay interest exempt from federal income tax, other income received by the Tax-Exempt Money Market Fund may be taxable. The table does not take into account any state or local taxes payable on Tax-Exempt Money Market Fund distributions.

AGI over $124,500, or (ii) 80 percent of the amount of such itemized deductions otherwise allowable. The effect of the three percent phase out on all itemized deductions and not just those deductions subject to the phase out is reflected above in the Federal tax rates through the use of higher effective Federal tax rates. In addition, the effect of the 80 percent cap on overall itemized deductions is not reflected on this table. Federal income tax rules also provide that personal exemptions are phased out at a rate of two effective Federal tax rates. Federal income tax rules also provide that personal exemptions are phased out at a rate of two percent for each $2,500 (or fraction thereof) of AGI in excess of $186,800 for married taxpayers filing a joint tax return and $124,500 for single taxpayers. The effect of the phase out of personal exemptions is not reflected in the above table.


                              FINANCIAL STATEMENTS

                           [TO BE ADDED BY AMENDMENT]

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements:

                  (1)      Statements of Assets and Liabilities - July 31, 1998
                           - Incorporated by Reference in Part B.

                           Statements of Operations - Year Ended July 31, 1998 Incorporated by Reference in Part B.

                           Statements of Changes in Net Assets -- Years or Periods Ended July 31, 1998 and 1997 -Incorporated by Reference in Part B.

                           Financial Highlights - Included in Part A. Notes to Financial Statements - Incorporated by Reference in Part B.

                           Independent Auditors Report - Incorporated by Reference in Part B.

                  Included in Part C: None.

         (b)      Exhibits

                  (1) (A)   Agreement and Declaration of Trust(1)
                      (B)   Amendments to Agreement and Declaration of
                            Trust(2)(3)
                  (2)       Bylaws(1)
                  (3)       Inapplicable
                  (4) (A)   Forms of certificate representing shares of
                            beneficial interest(1)

                      (B) Portions of Agreement and Declaration of Trust Relating to
                            Shareholders' Rights(1)
                      (C)   Portions of Bylaws Relating to Shareholders'
                            Rights(1)

                  (5) (A)   Form of Management Contract dated February 1,
                            1998(10)
                      (B) Form of Management Contract - North Carolina Tax-Exempt Money Market Fund, Pennsylvania Tax-Exempt Money Market Fund, and
                            Virginia Tax-Exempt Money Market Fund(10)

                  (6)       Form of Distribution Agreement dated February 1,
                            1998(10)
                  (7)       Inapplicable
                  (8) (A)   Custody Agreement dated December 20, 1993(4)
                      (B)   Form of Administration Agreement (11)

                  (9) (A)   Agency Agreement dated December 20, 1993(4)
                      (B)   Draft Processing Agency Agreement dated December 20,
                            1993(4)

                      (C)   Form of Shareholder Servicing Plan (11)
                  (10)      Opinion and Consent of Ropes & Gray(2)

                  (11)      Consent of Independent Auditors (9)


                  (12)      Inapplicable
                  (13)      Initial Capital Agreement dated December 17, 1993(4)
                  (14)      Inapplicable

                  (15)      Plan of Distribution (10)

                  (16)      Schedule of Computation of Performance(5)
                  (18)      18f-3 Plan (11)
                  (24)      Power of Attorney
                  (27)      Financial Data Schedules(9)
                      (A)   Cash Resource Money Market Fund
                      (B)   Cash Resource U.S. Government Money Market Fund
                      (C)   Cash Resource Tax-Exempt Money Market Fund
                      (D)   Cash Resource California Tax-Exempt Money Market
                            Fund
                      (E)   Cash Resource New York Tax-Exempt Money Market Fund


(1) Incorporated by reference from the Registrant's Registration Statement on Form N-1A under the Securities Act of 1993, as amended, filed on July 7, 1993.
(2) Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1993, as amended, filed on October 15, 1993.
(3) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on November 5, 1993.
(4) Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on October 3, 1994.
(5) Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on September 29, 1995.
(6) Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended, filed on August 12, 1996.
(7) Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended filed on September 30, 1997.
(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended filed on January 30, 1998.

(9) Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended filed on October 13, 1998.

(10) Incorporated by referend to Pos-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended filed on January 29, 1999.
(11)     Filed herewith


Item 25.  Persons Controlled by or Under Common Control with Registrant

         None.

Item 26.  Number of Record Holders of Securities


         The following table shows the number of holders of record of Retail shares of beneficial interest of the Funds as of December 31, 1998. There were no Class A, Class B, or Class S Shares of any Fund outstanding as of that date.


                                                          Number of Record
                  Series                                       Holders
                  ------                                  ----------------
         Cash Resource Money Market Fund                       459,914
         Cash Resource U.S. Government
             Money Market Fund                                 332,538
         Cash Resource Tax-Exempt Money
             Market Fund                                        28,076
         Cash Resource California Tax-Exempt
             Money Market Fund                                   3,604
         Cash Resource New York Tax-Exempt
             Money Market Fund                                     531
         Cash Resource North Carolina Tax-Exempt
             Money Market Fund                                      --
         Cash Resource Pennsylvania Tax-Exempt
             Money Market Fund                                      --
         Cash Resource Virginia Tax-Exempt
             Money Market Fund                                      --



Item 27.  Indemnification

        The information required by this item is incorporated herein by reference from the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-65818).

Item 28.  Business and Other Connections of Investment Adviser

         Mentor Investment Advisors, LLC ("Mentor Advisors"), located at 901 East Byrd Street, Richmond, Virginia 23219, serves as the Registrant's investment adviser.

        The business and other connections of each director, officer, or partner of Mentor Advisors in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following table.

      (a) The following is additional information with respect to the directors and officers of Mentor Investment Advisors, LLC:

                                                    Business, Profession,
                                                   Vocation or Employment
                               Position with            during the past
         Name                Investment Adviser        two fiscal years

John G. Davenport            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


R. Preston Nuttall           Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Paul F. Costello             Managing Director        Managing Director,
                                                      Mentor Investment Group,
                                                      LLC; President, Mentor
                                                      Funds, Mentor
                                                      Institutional Trust,
                                                      Mentor Variable Investment
                                                      Portfolios, Cash
                                                      Resource Trust, Mentor
                                                      Income Fund, Inc.; and
                                                      America's Utility Fund,
                                                      Inc.; Managing Director,
                                                      Mentor Perpetual Advisors,
                                                      LLC.



P. Michael Jones             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Peter J. Quinn, Jr.          Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Daniel J. Ludeman            Chairman                 Chairman and Chief
                                                      Executive Officer,
                                                      Mentor Investment
                                                      Group, LLC.

Karen H. Wimbish             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.



Terry L. Perkins             Treasurer;               Senior Vice President,
                             Secretary                Mentor Investment Group,
                                                      LLC

Michael A. Wade              Controller               Vice President, Mentor
                                                      Investment Group, LLC.


* The address of Mentor Investment Group, Inc., Wheat, First Securities, Inc., and Wheat First Butcher Singer, Inc., is 901 East Byrd Street, Richmond, VA 23219.



Item 29.  Principal Underwriters:



     (a) Mentor Distributors, LLC, the Fund's principal underwriter, acts as principal underwriter for the following investment companies:



          The Mentor Funds
             o Mentor Growth Portfolio
             o Mentor Strategy Portolio
             o Mentor Short-Duration Income Portfolio
             o Mentor Balanced Portfolio
             o Mentor Capital Growth Portfolio
             o Mentor Perpetual Global Portfolio
             o Mentor High Income Portfolio
             o Mentor Income and Growth Portfolio
             o Mentor Quality Income Portfolio
             o Mentor Municipal Income Portfolio
             o Mentor Institutional U.S. Government Money Market Portfolio
             o Mentor Institutional Money Market Portfolio
             o Mentor Global Emerging Companies Portfolio
             o Mentor High Yield Portfolio
             o Mentor Value Portfolio

          Cash Resource Trust
             o Cash Resource Money Market Fund
             o Cash Resource U.S. Government Money Market Fund
             o Cash Resource Tax-Exempt Money Market Fund
             o Cash Resource California Tax-Exempt Money Market Fund
             o Cash Resource New York Tax-Exempt Money Market Fund
             o Cash Resource North Carolina Tax-Exempt Money Market Fund
             o Cash Resource Pennsylvania Tax-Exempt Money Market Fund
             o Cash Resource Virginia Tax-Exempt Money Market Fund


          Mentor Institutional Trust
             o Mentor U.S. Government Cash Management Portfolio
             o Mentor Fixed-Income Portfolio
             o Mentor Perpetual International Portfolio

          Mentor Investment Group
             o Mentor Income Fund
             o America's Utility Fund

          Mentor Variable Investment Portfolios
             o Mentor VIP Growth Portfolio
             o Mentor VIP Strategy Portfolio
             o Mentor VIP Balanced Portfolio
             o Mentor VIP Capital Growth Portfolio
             o Mentor VIP Perpetual International Portfolio
             o Mentor VIP High Income Portfolio

 (b)  Information concerning officers of Mentor Distributors, LLC:

Name And Principal        Positions And Offices      Positions And Offices
Business Address*           With Underwriter           With Registrant
-----------------         --------------------       ---------------------
  Lynn Mangum                  Chairman                  Inapplicable
  D'Ray Moore                  President                 Inapplicable
  Dennis Sheehan               Executive Vice President  Inapplicable
  William J. Tomko             Senior Vice President     Inapplicable
  Mark J. Rybarczyk            Senior Vice President     Inapplicable
  Kevin J. Dell                Vice President and        Inapplicable
                                  Secretary
  Michael D. Burns             Vice President            Inapplicable
  David Blackmore              Vice President            Inapplicable
  Robert L. Tuch               Assistant Secretary       Inapplicable
  Steven Ludwig                Compliance Officer        Inapplicable

*Principal Address for all Officers:
   BISYS Fund Services, Inc.
   3435 Stelzer Road
   Columbus, Ohio 43219-8000


     (c)  Inapplicable.




Item 30.  Location of Accounts and Records


         Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, John M. Ivan; Registrant's investment adviser, Mentor Advisors', and Registrant's transfer agent and custodian, Investors Fiduciary Trust Company. The address of the Clerk and Mentor Advisors is 901 East Byrd Street, Richmond, Virginia 23219. The address of the transfer agent and custodian is 127 West 10th Street, Kansas City, Missouri 64105-1716.


Item 31.  Management Services

         None.

Item 32.  Undertakings


         (a) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         (b) The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on this 9th day of March 1999.



                                                   CASH RESOURCE TRUST


                                                   By:/s/ Paul F. Costello
                                                      ---------------------
                                                      Name: Paul F. Costello
                                                      Title:  President


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 9th day of March, 1999.



   Signature                                 Title
   ---------                                 -----

      *                                   Chairman; Trustee
-----------------
Daniel J. Ludeman


      *                                   Trustee
------------------
Arnold H. Dreyfuss


      *                                   Trustee
----------------
Thomas F. Keller


      *                                   Trustee
-----------------------
Louis W. Moelchert, Jr.





      *                                   Trustee
------------------
Troy A. Peery, Jr.

   Signature                                 Title
   ---------                                 -----



       *                                  Trustee
--------------------
Peter J. Quinn, Jr.


       *                                  Trustee
--------------------
Arch T. Allen, III

       *                                  Trustee
--------------------
Weston E. Edwards

       *                                  Trustee
--------------------
Jerry R. Barrentine

       *                                  Trustee
--------------------
J. Garnett Nelson



/s/ Paul F. Costello                      President; Principal Executive
--------------------                      Officer
Paul F. Costello


/s/ Terry L. Perkins                      Treasurer; Secretary; Principal
--------------------                      Financial Officer; Principal
Terry L. Perkins                          Accounting Officer



*By:/s/ Paul F. Costello
    --------------------
    Paul F. Costello
    Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit No.                Exhibit
-----------                -------
(8) (B)              Form of Administration Agreement

(9) (C)              Form of Shareholder Servicing Plan

(18)                 18f-3 Plan